UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-1028

Ivy Funds
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Ivy Balanced Fund
June 30, 2008
COMMON STOCKS	Shares	Value

Banks - 2.20%
Northern Trust Corporation	22,600	$1,548,891
Synovus Financial Corp.	71,100	620,703
		2,169,594
Beverages - 4.42%
Anheuser-Busch Companies, Inc.	15,000	931,800
Brown-Forman Corporation, Class B	12,400	937,068
Coca-Cola Company (The)	18,700	972,026
PepsiCo, Inc.	24,000	1,526,160
		4,367,054
Business Equipment and Services - 0.75%
Pitney Bowes Inc.	21,800	743,380

Capital Equipment - 1.65%
Joy Global Inc.	21,500	1,631,528

Chemicals -- Petroleum and Inorganic - 1.03%
E.I. du Pont de Nemours and Company	23,600	1,012,204

Chemicals -- Specialty - 1.49%
Air Products and Chemicals, Inc.	14,900	1,473,014

Communications Equipment - 4.53%
Cisco Systems, Inc.*	69,800	1,624,246
Nokia Corporation, Series A, ADR	64,500	1,580,250
QUALCOMM Incorporated	28,600	1,269,697
		4,474,193
Computers -- Main and Mini - 1.34%
Hewlett-Packard Company	29,800	1,317,458

Computers -- Micro - 1.34%
Apple Inc.*	7,900	1,322,973

Computers -- Peripherals - 1.11%
Microsoft Corporation	39,758	1,094,935

Defense - 2.87%
General Dynamics Corporation	33,600	2,829,120

Electrical Equipment - 1.37%
Emerson Electric Co.	27,400	1,354,930

Electronic Components - 1.16%
Microchip Technology Incorporated	37,700	1,149,662

Electronic Instruments - 0.97%
Applied Materials, Inc.	50,300	960,478

Health Care -- Drugs - 5.02%
Abbott Laboratories	27,700	1,467,269
Allergan, Inc.	14,600	759,930
Genentech, Inc.*	13,700	1,039,830
Gilead Sciences, Inc.*	31,800	1,683,174
		4,950,203
Health Care -- General - 3.77%
DENTSPLY International Inc.	35,000	1,289,225
Johnson & Johnson	26,200	1,685,708
Zimmer Holdings, Inc.*	10,900	741,745
		3,716,678
Hospital Supply and Management - 1.14%
Medtronic, Inc.	21,800	1,128,150

Household -- General Products - 2.12%
Colgate-Palmolive Company	30,300	2,093,730

Insurance -- Life - 1.46%
Aflac Incorporated	23,000	1,444,400

Insurance -- Property and Casualty - 3.54%
Allstate Corporation (The)	27,500	1,253,725
Berkshire Hathaway Inc., Class B*	300	1,203,600
Travelers Companies, Inc. (The)	24,000	1,041,600
		3,498,925
Motion Pictures - 0.97%
News Corporation Limited, Class A	63,400	953,536

Multiple Industry - 1.22%
General Electric Company	44,980	1,200,516

Non-Residential Construction - 2.64%
Fluor Corporation	14,000	2,605,120

Petroleum -- International - 5.59%
BP p.l.c., ADR	23,200	1,614,024
Chevron Corporation	13,500	1,338,255
Exxon Mobil Corporation	29,100	2,564,583
		5,516,862
Petroleum -- Services - 2.58%
Schlumberger Limited	23,700	2,546,091

Publishing - 0.50%
Meredith Corporation	17,400	492,246

Retail -- General Merchandise - 1.25%
Wal-Mart Stores, Inc.	21,900	1,230,780

Security and Commodity Brokers - 1.51%
CME Group Inc.	1,500	574,785
J.P. Morgan Chase & Co.	26,800	919,508
		1,494,293
Timesharing and Software - 0.55%
Paychex, Inc.	17,300	541,404

Tobacco - 0.49%
Philip Morris International Inc.*	9,800	484,022

Trucking and Shipping - 0.70%
Expeditors International of Washington, Inc.	16,100	692,864

Utilities -- Electric - 1.80%
Exelon Corporation	19,700	1,772,212

Utilities -- Telephone - 1.47%
AT&T Inc.	43,100	1,452,039

TOTAL COMMON STOCKS - 64.55%		$63,714,594

(Cost: $47,643,942)

PREFERRED STOCKS - 0.15%

Finance Companies
Freddie Mac, 8.375%	6,100	$148,230
(Cost: $152,500)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Banks - 0.27%
Wells Fargo Bank, N.A.,
7.55%, 6-21-10	$250	263,722

Finance Companies - 0.37%
Banco Hipotecario Nacional:
8.0%, 3-31-11 (A)(B)	110	27,601
7.916%, 7-25-09 (B)	6	65
Unilever Capital Corporation,
5.9%, 11-15-32	350	338,308
		365,974
Food and Related - 1.18%
Archer-Daniels-Midland Company,
7.0%, 2-1-31	700	755,015
Cargill, Inc.,
6.375%, 6-1-12 (C)	400	414,480
		1,169,495
Insurance -- Life - 0.45%
StanCorp Financial Group, Inc.,
6.875%, 10-1-12	450	445,423

TOTAL CORPORATE DEBT SECURITIES - 2.27%		$2,244,614

(Cost: $2,223,258)

OTHER GOVERNMENT SECURITIES - 0.59%

Canada
Hydro-Quebec,
8.0%, 2-1-13	500	$578,244
(Cost: $556,347)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Mortgage-Backed Obligations - 3.64%
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.0%, 9-1-17	310	319,293
5.0%, 1-1-18	354	353,180
5.5%, 4-1-18	210	213,174
6.5%, 10-1-28	116	121,048
6.5%, 2-1-29	25	25,626
7.0%, 5-1-31	24	25,562
7.5%, 5-1-31	43	45,882
7.0%, 7-1-31	37	39,421
7.0%, 9-1-31	55	58,468
7.0%, 9-1-31	37	39,646
7.0%, 11-1-31	128	135,786
6.5%, 2-1-32	144	151,117
7.0%, 2-1-32	141	149,911
7.0%, 2-1-32	80	85,566
6.5%, 3-1-32	39	40,607
7.0%, 3-1-32	85	91,062
7.0%, 6-1-32	28	30,156
7.0%, 7-1-32	144	153,763
6.5%, 8-1-32	61	63,709
6.0%, 9-1-32	541	549,093
6.5%, 9-1-32	131	137,408
5.5%, 5-1-33	260	257,978
5.5%, 5-1-33	112	111,245
5.5%, 5-1-33	155	153,308
5.5%, 6-1-33	247	245,174
		3,597,183

Treasury Obligations - 9.75%
United States Treasury Bond,
7.5%, 11-15-16	500	625,234
United States Treasury Notes:
4.0%, 3-15-10	800	820,625
4.25%, 10-15-10	2,000	2,071,562
3.875%, 2-15-13	1,250	1,282,129
3.625%, 5-15-13	750	761,543
4.25%, 8-15-13	900	939,797
4.25%, 8-15-15	3,000	3,121,875
		9,622,765

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 13.39%		$13,219,948

(Cost: $12,817,562)

SHORT-TERM SECURITIES

Commercial Paper
Bemis Company, Inc.,
2.4%, 7-14-08	1,500	1,498,700
Hershey Company (The),
2.02%, 7-7-08	5,000	4,998,317
PACCAR Financial Corp.,
2.15%, 7-2-08	3,000	2,999,821
PepsiCo, Inc.,
2.19%, 7-2-08	3,000	2,999,817
Starbucks Corporation,
3.05%, 7-1-08	3,806	3,806,000
Walt Disney Company (The),
2.2%, 7-10-08	2,500	2,498,625

TOTAL SHORT-TERM SECURITIES - 19.05%		$18,801,280

(Cost: $18,801,280)

TOTAL INVESTMENT SECURITIES - 100.00%		$98,706,910

(Cost: $82,194,889)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of June 30, 2008:

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$63,862,824	$---
Level 2 - Other Significant Observable Inputs	34,816,420	---
Level 3 - Significant Unobservable Inputs	27,666	---
Total	$98,706,910	$---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments	Other Financial Instruments+
Beginning balance 4/1/08	$65	$---
Net realized gain (loss)	---	---
Net change in unrealized appreciation (depreciation)	---	---
Net purchases (sales)	---	---
Transfers in and/or out of Level 3	27,601	---
Ending Balance 6/30/08	$27,666	$---
Net change in unrealized appreciation (depreciation) from investments still held as of 6/30/08	$(2,995)	$---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

*No dividends were paid during the preceding 12 months.

(A)Security valued in good faith by the Valuation Committee subject to the supervision on the Board of Trustees.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Directors. At June 30, 2008, the total value of these securities amounted to $27,666, or 0.03% of total investments.

(C)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been determined to be liquid under guidelines established by the Board of Directors. At June 30, 2008, the total value of this security amounted to 0.42% of total investments.

The Investments of Ivy Bond Fund
June 30, 2008
PREFERRED STOCKS	Shares	Value

Real Estate Investment Trust
PS Business Parks, Inc., 7.0% Cumulative	10,500	$214,200
Public Storage, Inc., 6.25% Cumulative	10,500	196,875

TOTAL PREFERRED STOCKS - 0.31%		$411,075

(Cost: $519,889)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Aluminum - 0.14%
Steelcase Inc.,
6.5%, 8-15-11	$ 185	187,646

Asset-Backed Securities - 2.78%
ABFS Mortgage Loan Trust 2002-4,
7.423%, 12-15-33 (A)	109	78,796
Associates Manufactured Housing Contract Pass-Through Certificates,
7.725%, 6-15-28	90	92,124
C-Bass 2006-CB2 Trust,
5.86%, 12-25-36	530	423,773
C-Bass 2006-MH1 Trust:
6.24%, 10-25-36 (A)(B)	103	94,056
6.25%, 10-25-36 (A)(B)	170	167,167
Centex Home Equity Loan Trust 2005-C,
5.048%, 6-25-35 (A)	370	319,229
Citibank Credit Card Issuance Trust, Class 2005-C1,
5.5%, 3-24-17	200	168,546
CountryPlace Manufactured Housing Contract Trust 2005-1,
5.2%, 12-15-35 (A)(C)	300	221,766
Green Tree Financial Corporation:
6.4%, 10-15-18	52	52,052
7.35%, 5-15-27	30	30,317
Home Equity Loan Trust 2003-HS2,
5.09%, 7-25-33 (A)	20	18,415
MBNA Credit Card Master Note Trust,
6.8%, 7-15-14	325	320,450
Origen Manufactured Housing Contract Trust:
2004-A,
5.7%, 1-15-35	100	90,082
2004-B,
5.73%, 11-15-35	50	43,222
2005-A:
4.49%, 5-15-18	112	110,676
5.86%, 6-15-36 (A)	120	98,482
2005-B,
5.605%, 5-15-22	80	76,492
Vanderbilt Mortgage and Finance, Inc.,
3.5125%, 3-7-28 (A)	147	143,226
WFS Financial 2005-1 Owner Trust, A4,
3.87%, 8-17-12	920	923,095
WFS Financial 2005-2 Owner Trust,
4.39%, 11-19-12	98	97,902
Wells Fargo Mortgage Backed Securities 2003-9 Trust,
5.25%, 8-25-33 (B)	268	147,709
		3,717,577
Banks - 0.72%
Citigroup Inc.,
8.4%, 4-29-49	500	475,305
PNC Preferred Funding Trust III,
8.7%, 2-28-49 (A)(B)	500	497,055
		972,360
Broadcasting - 1.04%
Comcast Corporation,
6.4%, 5-15-38	1,000	924,457
Cox Communications, Inc.,
7.125%, 10-1-12	450	469,862
		1,394,319
Business Equipment and Services - 0.71%
HSBC Finance Corporation,
5.7%, 6-1-11	400	403,313
International Lease Finance Corporation:
6.375%, 3-25-13	360	328,726
5.625%, 9-20-13	250	218,690
		950,729
Computers -- Peripherals - 0.22%
Intuit Inc.,
5.75%, 3-15-17	310	291,562

Collateralized Mortgage Obligations - 3.36%
Banc of America Alternative Loan Trust:
2005-10:
5.6674%, 11-25-35 (A)	276	170,333
5.6674%, 11-25-35 (A)	133	74,310
2005-12:
5.80847%, 1-25-36 (A)	295	184,102
5.80847%, 1-25-36 (A)	214	89,230
2006-4,
6.22471%, 5-25-46 (A)	319	177,969
2006-8,
6.25627%, 11-25-46 (A)	142	19,202
Banc of America Mortgage 2007-1 Trust,
6.0%, 3-25-37	167	102,223
Banc of America Mortgage Trust 2004-7,
5.75%, 8-25-34	82	76,043
Banco Hipotecario Nacional,
7.916%, 7-25-09 (C)	7	74
BlackRock Capital Finance,
7.75%, 9-25-26 (B)	97	67,888
Chase Mortgage Finance Trust, Series 2003-S11,
5.5%, 10-25-33	113	104,439
CitiMortgage Alternative Loan Trust, Series 2007-A7:
6.23771%, 7-25-37 (A)	154	14,339
6.25%, 7-25-37	434	372,476
Credit Suisse First Boston Mortgage Securities Corp.,
6.0%, 11-25-18	38	37,435
Global Mortgage Securitization 2005-A Ltd. and Global Mortgage Securitization 2005-A LLC:
5.25%, 4-25-32	181	162,017
5.39427%, 4-25-32 (A)	267	190,657
Global Mortgage Securitization Ltd. and Global Mortgage Securitization, LLC:
5.25%, 11-25-32 (C)	275	229,164
5.25%, 11-25-32 (C)	236	211,018
J.P. Morgan Mortgage Trust 2005-S2,
5.67169%, 9-25-35 (A)	501	371,627
J.P. Morgan Mortgage Trust 2006-S3,
6.5%, 8-25-36	395	364,580
Lehman XS Trust, Series 2005-8,
5.69%, 12-25-35	585	537,306
MASTR Asset Securitization Trust 2003-10,
5.5%, 11-25-33	171	163,782
Mellon Residential Funding,
6.75%, 6-25-28	29	29,721
RALI Series 2003-QS10 Trust,
5.75%, 5-25-33	238	189,088
Structured Asset Securities Corporation,
5.63%, 5-25-34 (A)	171	122,217
Wells Fargo Alternative Loan 2007-PA3 Trust,
6.2018%, 7-25-37 (A)	869	442,627
		4,503,867
Conduit - 7.73%
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates:
Series 2001-1,
6.125%, 4-15-36 (B)	380	334,152
Series 2002-2,
6.2%, 7-11-43 (B)	275	255,343
Series 2005-6,
5.18017%, 9-10-47 (A)	350	336,409
Banc of America Commercial Mortgage Trust 2007-1,
5.451%, 1-15-49	500	465,383
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-WF2:
6.0%, 7-15-31 (B)	500	334,831
6.0%, 7-15-31 (B)	100	86,833
Bear Stearns Commercial Mortgage Securities Trust:
2002-TOP6,
6.0%, 10-15-36 (B)	320	209,745
2004-PWR4,
5.468%, 6-11-41 (A)	1,500	1,474,445
CD 2006-CD2 Mortgage Trust,
5.6179%, 1-15-46 (A)(C)	710	615,652
CD 2007-CD4 Commercial Mortgage Trust,
5.883%, 12-11-49 (C)	480	327,000
CHL Mortgage Pass-Through Trust 2004-J4,
5.25%, 5-25-34	680	437,092
COMM 2006-CNL2,
5.5699%, 2-5-19 (A)(B)	95	81,754
Capital One Multi-asset Execution Trust,
5.75%, 7-15-20	295	289,348
Commercial Mortgage Asset Trust,
6.0%, 11-17-32	225	150,426
Discover Card Execution Note Trust,
5.65%, 3-16-20	385	374,386
First Horizon Mortgage Pass-Through Trust 2003-8,
5.1306%, 10-25-33 (A)	94	52,440
GE Capital Commercial Mortgage Corp. 2002-2,
6.039%, 8-11-36 (B)	565	535,504
GE Commercial Mortgage Corporation, Series 2007-C1 Trust,
5.543%, 12-10-49 (A)	340	318,421
GS Mortgage Securities Corporation II, Commercial Mortgage Pass-Through Certificates, Series 2001-LI B,
6.733%, 2-14-16 (B)	225	238,785
Hilton Hotel Pool Trust:
2.96125%, 10-3-15 (A)(B)	790	790,140
7.653%, 10-3-15 (B)	430	462,673
Hometown Commercial Capital, LLC Hometown Commercial Mortgage Pass-Through Notes 2006-1,
5.506%, 11-11-38 (C)	451	441,328
Hometown Commercial Trust 2007-1, Commercial Mortgage-Backed Notes, Series 2007-1,
6.057%, 4-11-17 (C)	460	418,325
Multi Security Asset Trust LP, Commercial Mortgage-Backed Securities Pass-Through Certificates, Series 2005-RR4:
1.16633%, 11-28-35 (A)(C)(D) (Interest Only)	4,837	67,262
5.88%, 11-28-35 (A)(C)	155	72,559
5.88%, 11-28-35 (A)(C)	105	52,303
Nomura Asset Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 1998-D6,
6.0%, 3-15-30 (B)	500	454,470
Wachovia Bank Commercial Mortgage Trust (The),
4.942%, 11-15-34 (B)	285	222,309
Wachovia Bank Commercial Mortgage Trust Commercial Mortgage Pass-Through Certificates Series 2006-C26,
6.011%, 6-15-45 (A)	450	443,736
		10,343,054
Construction Materials - 0.37%
USG Corporation:
6.3%, 11-15-16	400	322,000
7.75%, 1-15-18	200	175,000
		497,000
Electronic Components - 0.27%
Tyco Electronics Ltd.:
6.55%, 10-1-17	190	191,888
7.125%, 10-1-37	165	169,279
		361,167
Finance Companies - 11.84%
Allied Capital Corporation,
6.625%, 7-15-11	685	662,825
American Capital Strategies, Ltd.,
6.85%, 8-1-12	635	592,536
Asset Securitization Corporation:
1.59438%, 10-13-26 (A)(B)(D) (Interest Only)	906	28,566
7.424%, 2-14-43 (A)	170	134,046
CSAB Mortgage-Backed Trust 2006-2,
6.08%, 9-25-36 (A)	650	434,806
CSFB Commercial Mortgage Trust 2003-C4,
5.322%, 8-15-36 (A)(B)	500	322,975
CWHEQ Home Equity Loan Trust:
Series 2006-S3,
6.085%, 6-25-21 (A)	675	379,550
Series 2006-S6,
5.962%, 3-25-34	210	101,028
Series 2007-S2,
5.934%, 5-25-37	579	233,625
Capital Auto Receivables Asset Trust:
2006-1,
7.16%, 1-15-13 (B)	245	246,270
2007-1,
6.57%, 9-16-13 (B)	625	548,604
2007-2,
8.3%, 2-18-14 (B)	275	265,054
2007-3,
8.0%, 3-17-14 (B)	480	456,273
Capmark Financial Group Inc.:
6.3%, 5-10-17	200	129,437
5.875%, 5-10-12	340	239,916
CarMax Auto Owner Trust 2007-3,
7.58%, 3-17-14	380	362,481
Cendant Mortgage Corporation and Bishop's Gate Residential Mortgage Trust,
6.25%, 6-25-32 (C)	116	82,461
Colonial Bank, N.A.,
6.375%, 12-1-15	400	327,630
ERAC USA Finance Company:
5.9%, 11-15-15 (B)	265	242,670
7.0%, 10-15-37 (B)	225	187,357
FirstEnergy Generation Corp.,
6.85%, 6-1-34	295	295,000
Flagstar Home Equity Loan Trust 2007-1,
5.997%, 1-25-35 (A)(B)	415	239,623
Ford Credit Auto Owner Trust:
2006-B,
7.12%, 2-15-13 (B)	140	126,960
2006-C,
6.89%, 5-15-13 (C)	200	179,830
2007-A,
7.05%, 12-15-13 (B)	175	153,610
Fund American Companies, Inc.,
5.875%, 5-15-13	560	541,959
GMACM Home Equity Loan Trust:
2006-HE3,
6.088%, 10-25-36 (A)	485	129,840
2007-HE1,
5.952%, 8-25-37 (A)	570	212,667
Goldman Sachs Capital I,
6.345%, 2-15-34	5	4,244
J.P. Morgan Chase Commercial Mortgage Securities Trust:
2006-LDP8,
5.37%, 5-15-45	1,000	960,243
2007-LDP11,
6.00716%, 6-15-49 (A)	1,500	1,434,800
J.P. Morgan Mortgage Acquisition Trust 2006-CW2,
6.337%, 8-25-36 (A)	590	433,509
JPMorgan Auto Receivables Trust 2007-A,
7.09%, 2-15-14 (C)	231	216,850
Lazard Group LLC,
6.85%, 6-15-17	950	838,965
Morgan Stanley Capital I Inc., 1999-FNVI, Class E,
7.47478%, 3-15-31 (A)	1,000	1,014,818
Morgan Stanley Capital I, Inc., Commercial Mortgage Pass-Through Certificates, Series 1998-XL2,
6.43403%, 10-3-34 (A)	500	495,399
Morgan Stanley Capital I Trust 2004-TOP15,
5.03%, 6-13-41	1,000	981,614
National Collegiate Trust 1997-S2 (The),
7.24%, 9-20-14	136	52,143
RASC Series 2003-KS10 Trust,
6.41%, 12-25-33	91	51,000
Symetra Financial Corporation,
8.3%, 10-15-37 (B)	885	775,126
TimberStar Trust I,
6.2082%, 10-15-36 (B)	460	373,031
USAA Auto Owner Trust 2004-3,
3.53%, 6-15-11	363	363,016
		15,852,357
Health Care -- Drugs - 0.09%
Amgen Inc.,
6.9%, 6-1-38	115	117,640

Hospital Supply and Management - 0.55%
Humana Inc.,
8.15%, 6-15-38	520	524,594
Laboratory Corporation of America Holdings,
5.5%, 2-1-13	215	208,405
		732,999
Household -- General Products - 0.47%
Estee Lauder Companies Inc. (The),
6.0%, 5-15-37	670	624,886

Insurance -- Life - 0.52%
StanCorp Financial Group, Inc.:
6.875%, 10-1-12	450	445,423
6.9%, 5-29-67	300	251,955
		697,378
Insurance -- Property and Casualty - 1.36%
Commerce Group, Inc. (The),
5.95%, 12-9-13	615	604,702
Hartford Financial Services Group, Inc. (The),
8.125%, 6-15-68	535	521,178
Liberty Mutual Holding Company Inc.,
7.8%, 3-15-37 (B)	360	287,888
Willis North America Inc.,
6.2%, 3-28-17	455	402,579
		1,816,347
Multiple Industry - 0.54%
El Paso Corporation,
7.25%, 6-1-18	735	723,975

Petroleum -- Canada - 0.26%
Petro-Canada,
6.8%, 5-15-38	350	343,561

Petroleum -- Domestic - 1.18%
Buckeye Partners, L.P.,
6.05%, 1-15-18	405	398,097
Plains Exploration & Production Company,
7.75%, 6-15-15	750	755,625
Williams Partners L.P. and Williams Partners Finance Corporation,
7.25%, 2-1-17	420	420,000
		1,573,722
Petroleum -- Services - 0.56%
Plains All American Pipeline, L.P.,
6.5%, 5-1-18 (B)	750	748,276

Publishing - 0.40%
Thomson Reuters Corporation,
6.5%, 7-15-18	545	543,634

Real Estate Investment Trust - 1.98%
Camden Property Trust,
4.7%, 7-15-09	600	591,272
Healthcare Realty Trust Incorporated,
5.125%, 4-1-14	660	584,796
Highwoods Realty Limited Partnership,
5.85%, 3-15-17	805	696,142
Nationwide Health Properties, Inc.,
6.0%, 5-20-15	440	407,638
Realty Income Corporation,
6.75%, 8-15-19	395	372,596
		2,652,444
Security and Commodity Brokers - 2.55%
Ameriprise Financial, Inc.,
7.518%, 6-1-66	730	616,089
JPMorgan Chase & Co.,
7.9%, 4-29-49	840	787,618
Janus Capital Group Inc.:
6.25%, 6-15-12	315	307,539
6.7%, 6-15-17	300	288,306
Jefferies Group, Inc.,
6.25%, 1-15-36	400	292,662
Prudential Financial, Inc.,
8.875%, 6-15-38 (C)	470	470,297
Schwab Capital Trust I,
7.5%, 11-15-37	720	651,650
		3,414,161
Steel - 0.61%
ArcelorMittal,
6.125%, 6-1-18 (B)	835	816,845

Timesharing and Software - 0.51%
Fiserv, Inc.:
6.125%, 11-20-12	340	341,848
6.8%, 11-20-17	335	339,364
		681,212
Utilities -- Electric - 0.97%
E.ON International Finance B.V.,
6.65%, 4-30-38 (B)	420	419,082
NiSource Finance Corp.,
6.8%, 1-15-19	350	343,736
Pennsylvania Electric Company,
5.125%, 4-1-14	250	239,198
TransAlta Corporation,
6.65%, 5-15-18	300	294,370
		1,296,386
Utilities -- Gas and Pipeline - 0.93%
American Water Capital Corp.,
6.593%, 10-15-37	500	461,948
NGPL PipeCo LLC,
7.768%, 12-15-37 (B)	745	781,708
		1,243,656
Utilities -- Telephone - 0.28%
Nextel Communications, Inc.,
6.875%, 10-31-13	440	371,800

TOTAL CORPORATE DEBT SECURITIES - 42.94%		$57,470,560

(Cost: $65,020,228)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 0.38%
Federal National Mortgage Association,
4.25%, 5-15-09	500	505,975

Mortgage-Backed Obligations - 23.32%
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
3.5%, 2-15-30	99	94,884
6.5%, 9-1-32	187	196,275
6.0%, 11-1-33	393	399,122
5.5%, 5-1-34	105	104,487
5.5%, 5-1-34	159	157,940
5.5%, 6-1-34	1,336	1,321,008
5.0%, 7-1-34	4,000	3,832,500
6.0%, 7-1-34	2,000	2,020,000
5.0%, 9-1-34	38	36,114
5.5%, 9-1-34	129	127,701
5.5%, 10-1-34	306	303,567
5.5%, 7-1-35	179	177,304
5.5%, 7-1-35	384	379,450
5.5%, 10-1-35	494	488,713
7.0%, 12-1-37	648	680,279
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.5%, 1-1-17	141	143,186
6.0%, 9-1-17	81	83,016
5.5%, 3-1-18	91	92,130
5.0%, 6-1-18	332	331,916
5.0%, 7-1-18	120	119,460
7.5%, 5-1-31	98	105,843
7.0%, 9-1-31	34	36,474
7.0%, 11-1-31	71	75,437
6.5%, 12-1-31	44	46,374
7.0%, 2-1-32	64	68,142
7.0%, 3-1-32	73	77,354
6.5%, 4-1-32	20	20,535
6.5%, 5-1-32	20	21,421
6.5%, 7-1-32	53	55,713
6.5%, 8-1-32	45	47,173
6.5%, 8-1-32	44	46,432
6.5%, 9-1-32	82	86,459
6.5%, 9-1-32	32	33,875
6.0%, 10-1-32	106	108,831
6.5%, 10-1-32	93	97,758
6.0%, 11-1-32	108	110,204
6.0%, 3-1-33	83	84,915
5.5%, 4-1-33	146	145,458
6.0%, 4-1-33	170	172,614
5.5%, 5-1-33	235	231,622
5.5%, 5-1-33	104	102,907
6.0%, 10-1-33	157	159,266
5.5%, 1-1-34	101	99,738
5.5%, 1-1-34	100	99,513
6.0%, 1-1-34	395	400,956
5.5%, 3-1-34	139	138,325
5.5%, 3-1-34	62	60,893
5.5%, 4-1-34	150	148,784
5.5%, 4-1-34	45	44,117
5.0%, 5-1-34	66	63,245
5.5%, 5-1-34	119	118,061
5.0%, 7-1-34	1,125	1,078,243
6.0%, 7-1-34	4,165	4,201,444
5.5%, 11-1-34	1,260	1,246,566
6.0%, 11-1-34	605	612,393
5.5%, 2-1-35	171	169,166
5.5%, 4-1-35	1,035	1,023,391
5.0%, 7-1-35	192	184,722
5.0%, 7-1-35	97	93,192
5.0%, 7-1-35	79	76,377
5.0%, 7-1-35	44	42,612
5.5%, 8-1-35	108	107,607
5.5%, 10-1-35	813	806,052
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
5.0%, 7-1-34	2,945	2,852,969
5.5%, 7-1-35	4,345	4,323,275
Government National Mortgage Association Agency REMIC/CMO,
0.92112%, 6-17-45 (A)(D)(Interest Only)	4,812	200,503
		31,216,003
Treasury Inflation Protected Obligation - 1.01%
United States Treasury Notes,
1.875%, 7-15-13 (E)	1,100	1,360,395

Treasury Obligations - 15.03%
United States Treasury Bond,
5.375%, 2-15-31	2,775	3,089,355
United States Treasury Notes:
3.125%, 11-30-09 (F)	7,855	7,937,847
3.5%, 5-31-13	5,005	5,045,666
3.875%, 5-15-18	3,455	3,429,896
5.0%, 5-15-37	565	608,832
		20,111,596

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 39.74%		$53,193,969

(Cost: $52,767,689)

SHORT-TERM SECURITIES

Commerical Paper
Bemis Company, Inc.,
2.4%, 7-14-08	1,500	1,498,700
Colgate-Palmolive Company,
2.15%, 7-30-08	5,000	4,991,340
Diageo Capital plc (Diageo plc),
3.15%, 7-1-08	3,380	3,380,000
PACCAR Financial Corp.,
2.15%, 7-2-08	4,000	3,999,761
Sonoco Products Co.,
3.1%, 7-1-08	3,400	3,400,000
USAA Capital Corp.,
2.2%, 7-1-08	3,000	3,000,000
Walt Disney Company (The),
2.2%, 7-10-08	2,500	2,498,625

TOTAL SHORT-TERM SECURITIES - 17.01%		$22,768,426

(Cost: $22,768,426)

TOTAL INVESTMENT SECURITIES - 100.00%		$133,844,030

(Cost: $141,076,232)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of June 30, 2008:

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$ 411,075	$(1,196,578)
Level 2 - Other Significant Observable Inputs	131,485,604	---
Level 3 - Significant Unobservable Inputs	1,947,351	---
Total	$133,844,030	$(1,196,578)

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments	Other Financial Instruments+
Beginning balance 4/1/08	$2,334,236	$---
Net realized gain (loss)	11	---
Net change in unrealized appreciation (depreciation)++	55,855	---
Net purchases (sales)	(23,139)	---
Transfers in and/or out of Level 3	(419,612)	---
Ending Balance 6/30/08	$1,947,351	$---
Net change in unrealized appreciation from investments still held as of 6/30/08	$46,279	$---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

++Net change in unrealized appreciation includes $88.66 from change in accrued amortization.

(A)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2008.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At June 30, 2008, the total value of these securities amounted to $12,000,332, or 8.97% of total investments.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At June 30, 2008, the total value of these securities amounted to $3,605,889, or 2.69% of total investments.

(D)Amount shown in Principal column represents notional amount for computation of interest.

(E)The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.

(F)Security serves as collateral for the following open futures contracts at June 30, 2008:

Description	Type	Number of Contracts	Expiration Date	Market Value	Unrealized Appreciation (Depreciation)

U.S. 2 Year Treasury Note	Long	26	9-30-08	$5,491,281	$16,120
U.S. 5 Year Treasury Note	Long	6	9-30-08	663,328	(3,374)
U.S. 10 Year Treasury Note	Short	(28)	9-19-08	(3,189,812)	21,719
U.S. 30 Year Treasury Bond	Short	(36)	9-19-08	(4,161,375)	(28,867)

				$(1,196,578)	$5,598

The Investments of Ivy Cundill Global Value Fund
June 30, 2008
COMMON STOCKS	Shares	Value

Bermuda - 6.09%
First Pacific Company Limited (A)	33,136,000	$20,908,541
Montpelier Re Holdings Ltd.	694,800	10,248,300
		31,156,841
Canada - 6.78%
Fairfax Financial Holdings Limited (A)	76,400	19,555,163
Loblaw Companies Limited (A)	507,200	15,125,970
		34,681,133
Cayman Islands - 0.81%
Semiconductor Manufacturing International Corporation (A)*	72,552,000	4,140,644

Germany - 11.40%
Deutsche Telekom AG, Registered Shares (A)	1,520,756	24,949,267
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft, Registered Shares (A)	190,238	33,327,742
		58,277,009
Italy - 10.36%
IFIL INVESTMENTS S.p.A. (A)	2,942,897	19,136,198
Italmobiliare S.p.A., Non-Convertible Savings Shares (A)	299,008	15,064,798
Mediaset S.p.A. (A)	2,850,030	18,790,346
		52,991,342
Japan - 26.02%
AIFUL Corporation (A)	1,389,700	16,097,669
Asatsu-DK Inc. (A)	675,100	18,691,849
Coca-Cola West Holdings Company, Limited (A)	833,000	19,415,878
Kirin Brewery Company, Limited (A)	1,071,000	16,722,870
Mabuchi Motor Co., Ltd. (A)	353,000	19,148,467
Sega Sammy Holdings Inc. (A)	750,000	6,540,472
Seven & i Holdings Co., Ltd. (A)	890,500	25,410,510
Takefuji Corporation (A)	796,570	11,080,039
		133,107,754
South Korea - 7.85%
Korea Tobacco & Ginseng Corporation (A)	158,296	13,619,464
SK Telecom Co., Ltd. (A)	109,350	19,914,129
SK Telecom Co., Ltd., ADR	318,866	6,622,847
		40,156,440
Thailand - 3.30%
Thai Beverage Public Company Limited (A)	93,588,000	16,852,788

United States - 17.93%
BCE Inc.	285,000	9,920,850
DIRECTV Group, Inc. (The)*	975,642	25,288,641
Dell Inc.*	254,700	5,576,657
Liberty Media Corporation, Series A Liberty Entertainment*	751,000	18,196,730
Louisiana-Pacific Corporation	1,000,000	8,490,000
Pfizer Inc.	1,388,000	24,248,360
		91,721,238

TOTAL COMMON STOCKS - 90.54%		$463,085,189

(Cost: $477,831,565)

PREFERRED STOCKS - 3.66%

South Korea
Samsung Electronics Co., Ltd. (A)	43,460	18,737,594
(Cost: $19,486,623)

UNREALIZED GAIN (LOSS) ON OPEN FORWARD CURRENCY CONTRACTS - 1.39%	Face Amount in Thousands

Euro, 10-10-08 (short) (B)	EUR61,674	(1,462,238)
Euro, 1-23-09 (short) (B)	9,134	(212,744)
Japanese Yen, 10-10-08 (short) (B)	JPY13,037,272	5,380,053
Singapore Dollar, 10-10-08 (short) (B)	SGD21,849	(267,608)
South Korean Won, 10-10-08 (short) (B)	KRW49,915,389	3,673,302
		$7,110,765

SHORT-TERM SECURITIES - 4.41%	Principal Amount in Thousands

Repurchase Agreements
J.P. Morgan Securities Inc., 1.4% Repurchase Agreement dated 6-30-08 to be repurchased at $22,576,878 on 7-1-08 (C)	$22,576	$22,576,000
(Cost: $22,576,000)

TOTAL INVESTMENT SECURITIES - 100.00%		$511,509,548

(Cost: $519,894,188)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of June 30, 2008:

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$481,822,783	$7,110,765
Level 2 - Other Significant Observable Inputs	22,576,000	---
Level 3 - Significant Unobservable Inputs	---	---
Total	$504,398,783	$7,110,765

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

*No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

(B)Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro, JPY - Japanese Yen, KRW - South Korean Won and SGD - Singapore Dollar).

(C)Collateralized by $19,077,000 United States Treasury Bond, 6.125% due 11-15-27; market value and accrued interest aggregate $22,982,354.

The Investments of Ivy Dividend Opportunities Fund
June 30, 2008
COMMON STOCKS	Shares	Value

Aircraft - 1.83%
Raytheon Company	79,050	$4,448,934

Banks - 1.67%
U.S. Bancorp	84,350	2,352,522
Wells Fargo & Company	71,950	1,708,813
		4,061,335
Beverages - 4.51%
Coca-Cola Company (The)	70,400	3,659,392
Diageo plc, ADR	48,550	3,586,389
PepsiCo, Inc.	58,350	3,710,476
		10,956,257
Business Equipment and Services - 0.81%
IntercontinentalExchange, Inc.*	17,200	1,960,800

Capital Equipment - 5.37%
Caterpillar Inc.	42,850	3,163,187
Chicago Bridge & Iron Company N.V., NY Shares	69,000	2,747,580
Deere & Company	98,850	7,130,050
		13,040,817
Chemicals -- Petroleum and Inorganic - 2.28%
Monsanto Company	43,850	5,544,394

Chemicals -- Specialty - 1.58%
Air Products and Chemicals, Inc.	38,900	3,845,654

Communications Equipment - 0.60%
Nokia Corporation, Series A, ADR	58,900	1,443,050

Computers -- Peripherals - 1.21%
Microsoft Corporation	106,750	2,939,895

Electrical Equipment - 1.09%
Emerson Electric Co.	53,550	2,648,047

Electronic Components - 1.24%
Microchip Technology Incorporated	98,450	3,002,233

Finance Companies - 0.74%
Capital One Financial Corporation	47,450	1,803,574

Food and Related - 1.19%
Wm. Wrigley Jr. Company	37,200	2,893,416

Health Care -- Drugs - 3.99%
Abbott Laboratories	113,950	6,035,932
Merck & Co., Inc.	96,700	3,644,623
		9,680,555
Hospital Supply and Management - 1.11%
Medtronic, Inc.	52,100	2,696,175

Hotels and Gaming - 0.82%
Starwood Hotels & Resorts Worldwide, Inc.	49,900	1,999,493

Household -- General Products - 3.89%
Colgate-Palmolive Company	84,300	5,825,130
Procter & Gamble Company (The)	59,500	3,618,195
		9,443,325
Insurance -- Life - 1.36%
Aflac Incorporated	52,600	3,303,280

Insurance -- Property and Casualty - 1.71%
ACE Limited	27,000	1,487,430
Allstate Corporation (The)	23,850	1,087,321
Travelers Companies, Inc. (The)	36,550	1,586,270
		4,161,021
Metal Fabrication - 2.14%
Lorillard, Inc.	75,050	5,190,458

Multiple Industry - 2.32%
Consolidated Communications Holdings, Inc.	133,950	1,997,194
General Electric Company	64,050	1,709,494
NuStar GP Holdings, LLC	88,550	1,918,878
		5,625,566
Non-Residential Construction - 3.67%
Fluor Corporation	47,850	8,903,928

Petroleum -- Domestic - 1.51%
XTO Energy Inc.	53,550	3,668,711

Petroleum -- International - 7.35%
Anadarko Petroleum Corporation	18,450	1,380,798
Apache Corporation	38,650	5,372,350
BP p.l.c., ADR	25,250	1,756,643
Exxon Mobil Corporation	82,650	7,283,945
Marathon Oil Corporation	39,300	2,038,491
		17,832,227
Petroleum -- Services - 12.40%
Halliburton Company	67,950	3,606,106
National Oilwell Varco, Inc.*	54,950	4,875,164
Schlumberger Limited	82,700	8,884,461
Smith International, Inc.	53,250	4,427,205
Transocean Inc.	14,962	2,280,059
Weatherford International Ltd.*	107,000	5,306,130
Williams Pipeline Partners L.P.	41,750	720,605
		30,099,730
Railroad - 3.08%
Burlington Northern Santa Fe Corporation	27,650	2,761,958
Union Pacific Corporation	62,550	4,722,525
		7,484,483
Real Estate Investment Trust - 2.46%
Douglas Emmett, Inc.	95,300	2,093,741
ProLogis	27,500	1,494,625
Simon Property Group, Inc.	26,600	2,391,074
		5,979,440
Restaurants - 1.18%
McDonald's Corporation	51,000	2,867,220

Retail -- General Merchandise - 1.21%
Nordstrom, Inc.	65,100	1,972,530
Target Corporation	20,750	964,668
		2,937,198
Security and Commodity Brokers - 5.20%
AllianceBernstein Holding L.P.	62,550	3,420,234
CME Group Inc.	13,800	5,288,022
J.P. Morgan Chase & Co.	114,152	3,916,555
		12,624,811
Steel - 1.35%
Nucor Corporation	44,000	3,285,480

Timesharing and Software - 0.64%
Visa Inc., Class A*	19,150	1,557,087

Tobacco - 2.16%
Philip Morris International Inc.*	106,050	5,237,810

Utilities -- Electric - 2.67%
Dominion Resources, Inc.	53,600	2,545,464
NRG Energy, Inc.*	91,550	3,927,495
		6,472,959
Utilities -- Gas and Pipeline - 1.73%
El Paso Pipeline Partners, L.P.	111,100	2,294,215
Enbridge Inc.	44,150	1,906,397
		4,200,612

Utilities -- Telephone - 0.74%
Iowa Telecommunications Services, Inc.	102,150	1,798,861

TOTAL COMMON STOCKS - 88.81%		$215,638,836

(Cost: $185,739,133)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Colgate-Palmolive Company,
2.15%, 7-30-08	$10,000	9,982,681
Diageo Capital plc (Diageo plc),
3.15%, 7-1-08	3,693	3,693,000
Sonoco Products Co.,
3.1%, 7-1-08	4,000	4,000,000
Walgreen Co.,
2.3%, 7-11-08	2,000	1,998,722
Walt Disney Company (The):
2.2%, 7-10-08	2,500	2,498,625
2.2%, 7-14-08	5,000	4,996,028

TOTAL SHORT-TERM SECURITIES - 11.19%		$27,169,056

(Cost: $27,169,056)

TOTAL INVESTMENT SECURITIES - 100.00%		$242,807,892

(Cost: $212,908,189)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of June 30, 2008:

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$215,638,836	$---
Level 2 - Other Significant Observable Inputs	27,169,056	---
Level 3 - Significant Unobservable Inputs	---	---
Total	$242,807,892	$---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

*No dividends were paid during the preceding 12 months.

The Investments of Ivy European Opportunities Fund
June 30, 2008
COMMON STOCKS AND RIGHTS	Shares	Value

Belgium - 0.72%
Fortis (A)	216,562	$3,467,638

British Virgin Islands - 2.78%
Inmarsat plc (A)	1,289,524	13,484,715

Cayman Islands - 3.01%
Subsea 7 Inc. (A)*	575,468	14,575,389

Cyprus - 3.54%
Prosafe ASA (A)	1,249,169	12,385,737
Prosafe Production (A)*	827,399	4,792,325
		17,178,062
France - 11.39%
Altamir Amboise (A)	501,075	5,127,984
Altamir Amboise, Rights (A)*	620,694	97,726
France Telecom (A)	384,022	11,312,548
Peugeot S.A. (A)	251,804	13,673,710
Sanofi-Aventis (A)	231,567	15,469,641
Societe Generale (A)	109,683	9,548,089
		55,229,698
Germany - 13.40%
Bayer Aktiengesellschaft (A)	137,157	11,518,648
Commerzbank Aktiengesellschaft (A)	423,748	12,589,547
Continental Aktiengesellschaft (A)	81,805	8,346,135
Deutsche Postbank AG (A)	60,774	5,326,839
Deutsche Telekom AG, Registered Shares (A)	512,452	8,407,201
RWE Aktiengesellschaft (A)	149,070	18,764,598
		64,952,968
Greece - 8.41%
Alpha Bank (A)	480,634	14,529,352
Coca-Cola Hellenic Bottling Company S.A. (A)	155,263	4,229,067
National Bank of Greece S.A. (A)	315,677	14,224,700
OPAP S.A. (A)	223,214	7,794,953
		40,778,072
Ireland - 6.56%
Bank of Ireland (A)	612,081	5,343,687
CRH public limited company (A)	504,524	14,616,056
Grafton Group plc, Units (A)*	757,325	4,411,787
IAWS Group, plc (A)	296,915	7,432,926
		31,804,456
Italy - 2.80%
AZIMUT HOLDING S.P.A. (A)	438,876	3,866,094
Eni S.p.A. (A)	137,739	5,139,677
UniCredit S.p.A. (A)	748,220	4,579,628
		13,585,399
Luxembourg - 2.76%
SES GLOBAL S.A., Fiduciary Deposit Receipts (A)	528,183	13,388,775

Netherlands - 5.50%
Akzo Nobel N.V. (A)	132,516	9,109,249
Heineken N.V. (A)	143,796	7,339,904
TNT N.V. (A)	298,381	10,203,790
		26,652,943
Norway - 2.22%
SeaDrill Limited (A)	352,950	10,793,207

Spain - 3.93%
Banco Bilbao Vizcaya Argentaria, S.A. (A)	501,685	9,612,851
FOMENTO DE CONSTRUCCIONES Y CONTRATAS, S.A. (A)	87,970	5,227,175
Industria de Diseno Textil, S.A. (A)	91,332	4,207,536
		19,047,562
Sweden - 2.03%
Investor AB, B Shares (A)	465,484	9,835,339

United Kingdom - 29.81%
Ashtead Group plc (A)	6,431,327	8,198,485
Aurora Russia Limited (A)*	1,557,252	2,589,992
BP p.l.c. (A)	950,405	11,041,205
British Sky Broadcasting Group plc (A)	500,476	4,705,202
Capita Group Plc (The) (A)	398,291	5,454,139
Carphone Warehouse Group PLC (The) (A)	1,365,932	5,384,283
Compass Group PLC (A)	841,030	6,357,353
GlaxoSmithKline plc (A)	517,445	11,471,293
HBOS plc (A)	1,382,794	7,601,855
HBOS plc, Rights (A)*	553,117	118,435
Imperial Tobacco Group PLC (A)	520,330	19,391,244
Lloyds TSB Group plc (A)	1,261,957	7,811,038
Man Group plc (A)	892,939	11,098,375
MAXjet Airways, Inc. (A)(B)*	150,000	---	**
MAXjet Airways, Inc. (A)(B)(C)*	1,129,023	2
Royal Bank of Scotland Group plc (The) (A)	4,379,201	18,753,674
tesco plc (A)	643,957	4,736,845
Vodafone Group Plc (A)	3,791,985	11,265,304
William Hill PLC (A)	1,338,749	8,539,675
		144,518,399

TOTAL COMMON STOCKS AND RIGHTS - 98.86%		$479,292,622

(Cost: $515,186,658)

SHORT-TERM SECURITIES - 1.14%	Principal Amount in Thousands

Commercial Paper (backed by irrevocable bank letter of credit)
ED&F Man Treasury Management PLC (Societe Generale N.A.),
2.58%, 7-1-08	$5,545	$5,545,000
(Cost: $5,545,000)

TOTAL INVESTMENT SECURITIES - 100.00%		$484,837,622

(Cost: $520,731,658)

Notes to Schedule of Investments

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of June 30, 2008:

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$479,292,620	$---
Level 2 - Other Significant Observable Inputs	5,545,000	---
Level 3 - Significant Unobservable Inputs	2	---
Total	$484,837,622	$---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments	Other Financial Instruments+
Beginning balance 4-1-08	$ 2	$---
Net realized gain (loss)	---	---
Net change in unrealized appreciation (depreciation)	---	---
Net purchases (sales)	---	---
Transfers in and/or out of Level 3	---	---
Ending Balance 6-30-08	$ 2	$---
Net change in unrealized appreciation (depreciation) from investments still held as of 6-30-08	$---	$---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

*No dividends were paid during the preceding 12 months.

**Not shown due to rounding.

(A)Listed on an exchange outside the United States.

(B)Securities valued in good faith by the Valuation Committee subject to the supervision on the Board of Trustees.

(C)Restricted security. At June 30, 2008, the following restricted security was owned:

Security	Acquisition Date	Shares	Cost	Market Value

MAXjet Airways, Inc.	6-8-07	1,129,023	$3,066,488	$2

The total market value of this restricted security represented approximately 0.00% of total investments at June 30, 2008.

The Investments of Ivy Global Bond Fund
June 30, 2008
CORPORATE DEBT SECURITIES	Principal Amount in Thousands	Value

Air Transportation - 0.75%
Bombardier Inc.,
6.75%, 5-1-12	$250	$245,000

Banks - 0.78%
Banco BMG S.A.,
8.75%, 7-1-10	250	252,500

Beverages - 0.72%
AmBev International Finance Co. Ltd.,
9.5%, 7-24-17	450	232,986

Business Equipment and Services - 0.77%
Allied Waste Industries, Inc.,
6.5%, 11-15-10	250	250,000

Chemicals -- Petroleum and Inorganic - 0.78%
Abu Dhabi National Energy Company PJSC,
5.62%, 10-25-12	250	252,021

Coal - 1.23%
Indo Integrated Energy B.V.,
8.5%, 6-1-12	150	149,366
Peabody Energy Corporation,
6.875%, 3-15-13	250	250,625
		399,991
Construction Materials - 0.74%
C5 Capital (SPV) Limited,
6.196%, 12-31-49	250	241,252

Finance Companies - 3.87%
ALROSA Finance S.A.,
8.875%, 11-17-14	250	262,500
ISA Capital do Brasil S.A.,
7.875%, 1-30-12	250	258,750
Pearson Dollar Finance Two plc,
5.5%, 5-6-13	250	247,150
VIP Finance Ireland Limited,
8.375%, 4-30-13	250	246,562
VTB Capital S.A.,
6.609%, 10-31-12	250	242,148
		1,257,110
Food and Related - 1.66%
Iansa Overseas Limited,
7.25%, 7-28-12	250	248,125
Independencia International Ltd.,
9.875%, 5-15-15	150	144,000
Sadia Overseas Ltd.,
6.875%, 5-24-17	150	145,500
		537,625
Forest and Paper Products - 2.34%
Ciliandra Perkasa Finance Company Pte. Ltd.,
10.75%, 12-8-11	250	255,000
International Paper Company,
7.4%, 6-15-14	250	249,750
Sino-Forest Corporation,
9.125%, 8-17-11	250	255,000
		759,750
Mining - 0.76%
Vedanta Resources plc,
6.625%, 2-22-10	250	248,125

Multiple Industry - 0.77%
Veolia Environnement,
5.25%, 6-3-13	250	249,876

Steel - 1.15%
Evraz Group S.A.,
8.875%, 4-24-13	375	372,656

Trucking and Shipping - 0.73%
Ultrapetrol (Bahamas) Limited,
9.0%, 11-24-14	250	236,250

Utilities -- Telephone - 0.79%
Mobile TeleSystems OJSC,
8.7%, 6-12-18	6,000	255,557

TOTAL CORPORATE DEBT SECURITIES - 17.84%		$5,790,699

(Cost: $5,876,996)

OTHER GOVERNMENT SECURITIES

Germany - 2.37%
Bundesobligation,
3.25%, 4-9-10 (A)	EUR500	768,492

Mexico - 0.75%
United Mexican States Government Bonds,
9.0%, 12-24-09 (A)	MXN2,500	243,937

Norway - 0.75%
Norway Government Bond,
5.5%, 5-15-09 (A)	NOK1,250	243,549

TOTAL OTHER GOVERNMENT SECURITIES - 3.87%		$1,255,978

(Cost: $1,250,467)

UNREALIZED GAIN (LOSS) ON OPEN FORWARD CURRENCY CONTRACTS - 0.16%	Face Amount in Thousands

British Pound, 1-12-09 (long) (A)	GBP1	10
Chinese Yuan Renminbi, 6-17-09 (long) (A)	CNY700	1,958
Chinese Yuan Renminbi, 6-17-10 (long) (A)	2,600	7,931
Chinese Yuan Renminbi, 6-18-10 (long) (A)	1,000	886
Chinese Yuan Renminbi, 6-21-10 (long) (A)	1,600	316
Russian Ruble, 5-15-09 (long) (A)	RUB12,900	13,747
Russian Ruble, 6-16-09 (long) (A)	1,000	456
Singapore Dollar, 8-21-08 (long) (A)	SGD1,100	8,566
Swiss Franc, 5-6-09 (long) (A)	CHF830	25,813
United Arab Emirates Dirham, 5-21-09 (long) (A)	AED2,400	(6,110)
		$53,573

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
PepsiCo, Inc.,
2.19%, 7-2-08	$1,400	1,399,915
E.I. du Pont de Nemours and Company,
2.18%, 8-4-08	1,400	1,397,117
Hershey Company (The),
2.23%, 7-21-08	1,400	1,398,266
Pfizer Inc.,
2.16%, 8-4-08	1,400	1,397,144
Wal-Mart Stores, Inc.,
2.16%, 7-14-08	1,300	1,298,986

Total Commercial Paper - 21.23%		6,891,428

Repurchase Agreements
J.P. Morgan Securities, Inc., 1.4%
Repurchase Agreement dated 6-30-08 to be
repurchased at $12,136,472 on 7-1-08 (B)	12,136	12,136,000
J.P. Morgan Securities, Inc., 1.4%
Repurchase Agreement dated 6-30-08 to be
repurchased at $6,339,247 on 7-1-08 (C)	6,339	6,339,000

Total Repurchase Agreements - 56.90%		18,475,000

TOTAL SHORT-TERM SECURITIES - 78.13%		$25,366,428

(Cost: $25,366,428)

TOTAL INVESTMENT SECURITIES - 100.00%		$32,466,678

(Cost: $32,493,891)

Notes to Schedule of Investments

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of June 30, 2008:

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$---	$53,573
Level 2 - Other Significant Observable Inputs	32,157,548	---
Level 3 - Significant Unobservable Inputs	255,557	---
Total	$32,413,105	$53,573

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments	Other Financial Instruments+
Beginning balance 4-1-08	$---	$---
Net realized gain (loss)	---	---
Net change in unrealized appreciation	333	---
Net purchases (sales)	255,224	---
Transfers in and/or out of Level 3		---
Ending Balance 6-30-08	$255,557	$---
Net change in unrealized appreciation from investments still held as of 6-30-08	$333	$---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

(A)Principal amounts are denominated in the indicated foreign currency, where applicable (AED - United Arab Emirates Dirham, CHF - Swiss Franc, CNY - Chinese Yuan Renminbi, EUR - EURO, GBP - British Pound, MXN - Mexican Peso, NOK - Norwegian Krone, RUB - Russian Ruble, SGD - Singapore Dollar)

(B)Collateralized by $8,877,000 United States Treasury Bond, 7.625% due 2-15-25; market value and accrued interest aggregate $12,367,757.

(C)Collateralized by $6,120,000 United States Treasury Bond, 12.0% due 8-15-13; market value and accrued interest aggregate $6,479,805.

The Investments of Ivy Global Natural Resources Fund
June 30, 2008
COMMON STOCKS	Shares	Value

Australia - 0.79%
Paladin Energy Ltd (A)*	10,000,000	$61,194,469
Sino Gold Mining Limited (A)*	2,087,617	11,667,584
Sino Gold Mining Limited (A)(B)*	612,219	3,421,661
		76,283,714
Bermuda - 1.19%
Aquarius Platinum Limited (A)	1,900,000	30,484,016
Bunge Limited	700,000	75,383,000
Katanga Mining Limited (A)*	750,000	9,583,701
		115,450,717
Brazil - 8.71%
Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais S.A. (A)*	1,200,000	3,091,510
CPFL Energia S.A. (A)	850,000	19,358,430
CPFL Energia S.A., ADR	275,000	18,799,000
Companhia de Saneamento Basico do Estado de Sao Paulo - SABESP (A)	750,000	19,134,801
Companhia de Saneamento Basico do Estado de Sao Paulo - SABESP, ADR	850,000	43,486,000
Companhia de Saneamento de Minas Gerais (A)	4,388,100	81,378,712
Companhia Energetica de Minas Gerais - CEMIG, ADR	3,060,683	75,139,768
Companhia Vale do Rio Doce, ADR	5,000,000	149,200,000
Companhia Vale do Rio Doce, ADR	4,000,000	143,280,000
Suzano Bahia Sul Papel E Celulose S.A. (A)	9,917,200	160,409,828
Usinas Siderurgicas de Minas Gerais S.A. - USIMINA S (A)	1,250,000	58,792,340
Votorantim Celulose e Papel S.A. (A)	1,000,000	26,754,413
Votorantim Celulose e Papel S.A., ADR	1,750,000	46,742,500
		845,567,302
Canada - 7.90%
ARISE Technologies Corporation (A)*	5,000,000	7,649,309
Agnico-Eagle Mines Limited (A)	750,000	56,259,194
Aquiline Resources Inc. (A)*	2,076,600	15,762,365
Cameco Corporation (A)	2,500,000	107,384,525
Denison Mines Corp. (A)*	4,250,000	37,135,922
Ferus Trust (B)(C)*	615,000	1,616,358
First Quantum Minerals Ltd. (A)	1,600,000	110,385,407
Gerdau Ameristeel Corporation	2,000,000	38,600,000
IAMGOLD Corporation (A)	5,466,000	32,698,441
MGM Energy Corp. (A)*	14,660,000	8,338,531
Nexen Inc. (A)	2,000,000	79,748,946
Pason Systems Inc. (A)	1,000,000	16,181,230
Silver Wheaton Corp. (A)*	7,594,300	111,713,739
Sino-Forest Corporation (A)(B)*	2,110,000	36,956,556
Trican Well Service Ltd. (A)	2,500,000	62,150,633
UTS Energy Corporation (A)*	6,250,000	36,530,352
Uranium Participation Corporation (A)(B)*	785,000	7,505,884
		766,617,392
Cayman Islands - 2.91%
China High Speed Transmission Equipment Group Co., Ltd. (A)*	14,000,000	28,728,077
Noble Corporation (D)	2,750,000	178,640,000
Suntech Power Holdings Co., Ltd., ADR*	2,000,000	74,920,000
		282,288,077
Chile - 0.96%
Sociedad Quimica y Minera de Chile S.A., ADR	2,000,000	93,200,000

China - 1.65%
Shanghai Electric Group Company Limited (A)	35,000,000	17,147,071
Yingli Green Energy Holding Company Limited, ADR*	9,000,000	143,280,000
		160,427,071
Cyprus - 0.15%
Buried Hill Energy (Cyprus) Public Company Limited (A)(B)(C)*	3,630,000	14,520,000

France - 2.21%
Lafarge (A)	800,000	122,669,018
Saft Groupe SA (A)	150,000	6,544,226
TOTAL S.A. (A)	1,000,000	85,335,517
		214,548,761
Germany - 2.99%
Q-Cells AG (A)*	560,000	56,798,816
SGL Carbon AG (A)*	2,000,000	139,654,249
Siemens AG (A)	845,000	93,288,724
		289,741,789
Hong Kong - 0.44%
Dongfang Electric Corporation Limited (A)	4,000,000	11,747,732
Guangdong Investment Limited (A)	40,000,000	16,210,844
Harbin Power Equipment Company Limited (A)	10,000,000	14,492,289
		42,450,865
Indonesia - 3.14%
PT Bumi Resources Tbk (A)	325,000,000	289,045,553
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk (A)*	14,000,000	15,943,601
		304,989,154
Japan - 2.69%
IBIDEN CO., LTD. (A)	1,002,100	36,427,989
Mitsubishi Corporation (A)	2,500,000	82,403,353
NGK INSULATORS, LTD. (A)	2,533,300	49,265,569
Shin-Etsu Chemical Co., Ltd. (A)	1,500,000	92,950,982
		261,047,893
Kazakhstan - 0.53%
Joint Stock Company KazMunaiGas Exploration Production, GDR (A)	1,650,000	51,480,000

Luxembourg - 0.43%
Ternium S.A., ADR	1,000,000	42,000,000

Malaysia - 0.19%
Kuala Lumpur Kepong Berhad (A)	3,500,000	18,852,334

Netherlands - 0.95%
AMG Advanced Metallurgical Group N.V. (A)*	278,800	23,813,490
Akzo Nobel N.V. (A)	1,000,000	68,740,750
		92,554,240
Norway - 4.29%
Aker Solutions ASA (A)	4,750,000	112,147,078
Renewable Energy Corporation ASA (A)*	9,980,000	258,650,750
SeaDrill Limited (A)	1,500,000	45,869,983
		416,667,811
Papua New Guinea - 0.65%
Lihir Gold Limited (A)*	20,000,000	63,079,386

Philippines - 0.14%
Manila Water Company, Inc. (A)	6,000,000	2,439,024
PNOC Energy Development Corporation (A)	100,000,000	11,582,582
		14,021,606

Russia - 6.96%
OAO TMK, GDR (A)	350,000	13,783,000
Open Joint Stock Company Gazprom, ADR (A)	8,500,000	493,000,000
Open Joint Stock Company "Mining and Metallurgical Company Norilsk Nickel", ADR (A)	2,505,000	63,063,375
Uralkali Group, GDR (A)*	1,456,300	105,873,010
		675,719,385
Singapore - 0.29%
Indofood Agri Resources Ltd. (A)*	15,000,000	28,113,630

South Africa - 1.14%
Impala Platinum Holdings Limited (A)	2,500,000	98,659,004
Mvelaphanda Resources Limited (A)*	1,424,000	11,812,107
		110,471,111
Spain - 1.16%
ACCIONA, S.A. (A)	400,000	95,002,677
Gamesa Corporacion Tecnologica, S.A. (A)	350,000	17,204,081
		112,206,758
Taiwan - 0.78%
Epistar Corporation (A)	27,500,000	49,649,129
Everlight Electronics Co., Ltd. (A)	10,000,000	25,829,407
		75,478,536
Thailand - 0.27%
Thai Oil Public Company Limited (A)	17,000,000	26,439,360

United Kingdom - 0.52%
Pangea DiamondFields plc (A)(B)*	2,150,000	1,948,511
Randgold Resources Limited, ADR	1,055,000	48,672,425
		50,620,936
United States - 39.32%
Allegheny Technologies Incorporated	5,250,000	311,220,000
Avery Dennison Corporation	287,800	12,643,054
Boardwalk Pipeline Partners, LP	750,000	17,617,500
CONSOL Energy Inc. (D)	1,500,000	168,555,000
Celanese Corporation, Series A	750,000	34,245,000
Chesapeake Energy Corporation	1,199,700	79,132,212
Cleveland-Cliffs Inc	500,000	59,595,000
Commercial Metals Company	500,000	18,850,000
Complete Production Services, Inc.*	2,600,000	94,692,000
Copano Energy, L.L.C., Units	650,000	21,989,500
Cytec Industries Inc.	400,000	21,824,000
Domtar Corporation*	28,984,100	157,963,345
Energy Transfer Partners, L.P.	1,000,000	43,470,000
First Solar, Inc.*	100,000	27,276,000
Foundation Coal Holdings, Inc.	2,000,000	177,160,000
Frontier Oil Corporation	1,000,000	23,910,000
General Electric Company	5,500,000	146,795,000
Halliburton Company (D)	4,000,000	212,280,000
Helix Energy Solutions Group, Inc.*	895,400	37,284,456
Hercules Incorporated	3,650,000	61,794,500
Hornbeck Offshore Services, Inc.*	599,200	33,860,792
International Paper Company	1,000,000	23,300,000
MEMC Electronic Materials, Inc.*	1,100,000	67,694,000
Marathon Oil Corporation	6,000,000	311,220,000
Mosaic Company*	2,750,000	397,925,000
Peabody Energy Corporation (D)	3,000,000	264,150,000
Petrohawk Energy Corporation*	1,000,000	46,310,000
Plains All American Pipeline, L.P.	750,000	33,832,500
Praxair, Inc.	1,000,000	94,240,000
RTI International Metals, Inc.*	1,600,000	56,992,000
Rock-Tenn Company, Class A	307,700	9,227,923
Rockwood Holdings, Inc.*	3,500,000	121,800,000
Smith International, Inc.	2,000,000	166,280,000
SunPower Corporation, Class A*	500,000	35,930,000
Superior Energy Services, Inc.*	830,000	45,766,200
Transocean Inc.	800,000	121,912,000
Valero Energy Corporation	3,750,000	154,425,000
Verso Paper Holdings LLC*	3,500,000	29,610,000
Williams Companies, Inc. (The)	750,000	30,232,500
Williams Partners L.P.	1,000,000	32,850,000
Zoltek Companies, Inc.*	433,000	10,506,745
		3,816,361,227

TOTAL COMMON STOCKS - 93.35%		$9,061,199,055

(Cost: $7,676,664,680)

PREFERRED STOCKS

Brazil - 3.11%
Bradespar S.A. (A)	3,602,100	97,068,630
CESP - Companhia Energetica de Sao Paulo (A)*	7,000,000	140,602,582
Companhia de Transmissao de Energia Eletrica Paulista (A)	423,600	13,859,285
Companhia Energetica de Minas Gerais - CEMIG (A)	2,051,576	50,217,605
		301,748,102
United States - 0.11%
Konarka Technologies, Inc., 8.0% Cumulative (B)(C)*	3,500,000	10,850,000

TOTAL PREFERRED STOCKS - 3.22%		$312,598,102

(Cost: $216,291,957)

CORPORATE DEBT SECURITIES - 0.07%	Principal Amount in Thousands

Brazil
Bahia Sul Celulose S.A.
8.6141%, 12-1-12 (B)(C)(E)(F)	BRL10,692	$6,669,578
(Cost: $5,185,454)

UNREALIZED GAIN (LOSS) ON OPEN FORWARD CURRENCY CONTRACTS - (0.02)%	Face Amount in Thousands

British Pound, 7-30-08 (short) (E)	GBP4,515	(145,679)
British Pound, 8-7-08 (short) (E)	1,895	(36,569)
British Pound, 9-18-08 (short) (E)	5,600	(145,364)
Canadian Dollar, 7-9-08 (short) (E)	CAD34,500	154,846
Canadian Dollar, 7-16-08 (short) (E)	87,500	(204,629)
Canadian Dollar, 7-23-08 (short) (E)	50,000	330,190
Canadian Dollar, 8-7-08 (short) (E)	62,000	741,136
Canadian Dollar, 8-13-08 (short) (E)	38,700	568,626
Canadian Dollar, 8-27-08 (short) (E)	45,000	1,128,569
Canadian Dollar, 9-3-08 (short) (E)	52,660	886,165
Euro, 7-9-08 (short) (E)	EUR42,000	(467,405)
Euro, 7-23-08 (short) (E)	15,000	192,441
Euro, 7-30-08 (short) (E)	45,000	(738,522)
Euro, 8-7-08 (short) (E)	24,000	(751,199)
Euro, 8-13-08 (short) (E)	22,950	(645,153)
Euro, 8-20-08 (short) (E)	67,050	(740,473)
Euro, 9-5-08 (short) (E)	28,000	(624,816)
Euro, 9-10-08 (short) (E)	10,000	(35,090)
Euro, 9-18-08 (short) (E)	15,000	(359,094)
Euro, 9-25-08 (short) (E)	40,000	16,142
Euro, 9-25-08 (short) (E)	6,000	(145,629)
Indonesian Rupiah, 7-10-08 (short) (E)	IDR160,000,000	(181,384)
Indonesian Rupiah, 7-11-08 (short) (E)	160,000,000	(200,994)
Indonesian Rupiah, 7-17-08 (short) (E)	180,000,000	38,942
Indonesian Rupiah, 7-17-08 (short) (E)	70,000,000	(118,468)
Indonesian Rupiah, 7-18-08 (short) (E)	78,500,000	(177,354)
Indonesian Rupiah, 7-24-08 (short) (E)	90,000,000	15,262
Indonesian Rupiah, 7-24-08 (short) (E)	70,000,000	(116,940)
Indonesian Rupiah, 7-25-08 (short) (E)	166,216,000	(169,639)
Indonesian Rupiah, 8-8-08 (short) (E)	49,010,000	(104,172)
Indonesian Rupiah, 8-14-08 (short) (E)	70,000,000	(128,300)
Indonesian Rupiah, 8-15-08 (short) (E)	78,500,000	(179,105)
Indonesian Rupiah, 8-22-08 (short) (E)	49,010,000	(101,817)
Indonesian Rupiah, 8-28-08 (short) (E)	70,000,000	(133,166)
Indonesian Rupiah, 8-29-08 (short) (E)	77,000,000	(213,435)
Indonesian Rupiah, 9-11-08 (short) (E)	60,000,000	(57,808)
Indonesian Rupiah, 9-12-08 (short) (E)	75,000,000	(211,375)
Indonesian Rupiah, 9-18-08 (short) (E)	80,000,000	(122,033)
Indonesian Rupiah, 9-19-08 (short) (E)	75,000,000	(83,457)
Indonesian Rupiah, 9-25-08 (short) (E)	140,000,000	(116,464)
Indonesian Rupiah, 9-26-08 (short) (E)	189,900,000	(170,101)
Japanese Yen, 7-9-08 (short) (E)	JPY660,000	266,341
Japanese Yen, 7-16-08 (short) (E)	3,000,000	541,107
Japanese Yen, 7-30-08 (short) (E)	3,000,000	539,359
Japanese Yen, 9-5-08 (short) (E)	550,000	82,417
Japanese Yen, 9-10-08 (short) (E)	2,100,000	27,059
Japanese Yen, 9-10-08 (short) (E)	5,000,000	(721,922)
South African Rand, 7-16-08 (short) (E)	ZAR147,500	(380,280)
South African Rand, 7-23-08 (short) (E)	130,000	(103,344)
South African Rand, 7-30-08 (short) (E)	130,000	397,974
South African Rand, 8-7-08 (short) (E)	107,500	247,263
South African Rand, 8-13-08 (short) (E)	142,595	208,745
South African Rand, 8-20-08 (short) (E)	119,000	226,463
South African Rand, 8-27-08 (short) (E)	25,000	10,935
South African Rand, 9-17-08 (short) (E)	30,000	(93,910)
		$(2,305,108)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Abbott Laboratories,
2.2%, 7-7-08	$30,000	29,989,000
Avon Capital Corp. (Avon Products, Inc.):
2.17%, 7-8-08	10,000	9,995,781
2.14%, 7-11-08	25,000	24,985,139
BHP Billiton Finance (USA) B.V. (BHP Billiton Plc),
2.15%, 7-10-08	3,000	2,998,387
Danaher Corporation,
2.12%, 7-18-08	38,000	37,961,958
Emerson Electric Co.:
2.16%, 7-7-08	17,550	17,543,682
2.2%, 7-14-08	35,000	34,972,195
Prudential Funding LLC,
2.15%, 7-1-08	30,000	30,000,000
Shell Interntional Finance B.V. and Royal Dutch Shell plc (Royal Dutch Shell plc),
2.2%, 7-10-08	40,000	39,978,000
Siemens Capital Corp.,
2.17%, 7-9-08	11,150	11,144,623
United Parcel Service, Inc.,
2.03%, 7-1-08	35,150	35,150,000
Wal-Mart Stores, Inc.:
2.15%, 7-8-08	46,000	45,980,770
2.17%, 7-22-08	8,000	7,989,873

TOTAL SHORT-TERM SECURITIES - 3.38%		$328,689,408

(Cost: $328,689,408)

TOTAL INVESTMENT SECURITIES - 100.00%		$9,706,851,035

(Cost: $8,226,831,499)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of June 30, 2008:

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$9,346,810,799	$(15,436,358)
Level 2 - Other Significant Observable Inputs	328,689,408	---
Level 3 - Significant Unobservable Inputs	33,655,936	---
Total	$9,709,156,143	$(15,436,358)

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments	Other Financial Instruments+
Beginning balance 4/1/08	$27,887,078	$---
Net realized gain (loss)	---	---
Net change in unrealized appreciation (depreciation)++	4,588,858	---
Net purchases (sales)	1,180,000	---
Transfers in and/or out of Level 3	---	---
Ending Balance 6/30/08	$33,655,936	$---
Net change in unrealized appreciation (depreciation) from investments still held as of 6/30/08	$4,588,858	$---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

++Net change in unrealized depreciation includes $20,397 from change in accrued amortization.

*No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At June 30, 2008, the total value of these securities amounted to $83,488,548 or 0.86% of total investments.

(C)Securities valued in good faith by the Valuation Committee subject to the supervision of the Board of Trustees.

(D)Securities serve as cover for the following written call options outstanding at June 30, 2008:

Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

CONSOL Energy Inc.	3,750	July/115	$1,425,479	$1,687,500
Halliburton Company	10,000	October/55	1,831,519	3,600,000
Noble Corporation	6,875	September/70	2,651,450	2,406,250
Peabody Energy Corporation	9,375	July/85	2,129,613	5,437,500
			$8,038,061	$13,131,250

(E)Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real, CAD - Canadian Dollar, EUR - Euro, GBP - British Pound, IDR - Indonesian Rupiah, JPY - Japanese Yen and ZAR - South African Rand).

(F)Variable rate security. Interest rate disclosed is that which is in effect June 30, 2008.

The Investments of Ivy International Balanced Fund
June 30, 2008
COMMON STOCKS AND RIGHTS	Shares	Value

Australia - 0.88%
Downer EDI Limited (A)	481,443	$3,170,758

Austria - 0.77%
Telekom Austria Aktiengesellschaft (A)	128,820	2,794,879

Belgium - 0.64%
Belgacom SA (A)	53,690	2,316,192

Bermuda - 0.09%
Invesco Ltd.	13,200	316,536

Canada - 0.31%
Biovail Corporation (A)	115,400	1,123,784

Cayman Islands - 0.71%
ACE Limited	46,490	2,561,134

China - 0.33%
China Telecom Corporation Limited (A)	1,848,000	1,004,908
China Telecom Corporation Limited (A)(B)	360,000	195,761
		1,200,669
Finland - 1.00%
Stora Enso Oyj, Class R (A)	104,960	984,919
UPM-Kymmene Corporation (A)	160,480	2,627,755
		3,612,674
France - 6.91%
AXA S.A. (A)	109,570	3,253,598
France Telecom (A)	220,724	6,502,104
Sanofi-Aventis (A)	79,448	5,307,458
Sanofi-Aventis (A)(C)	21,600	1,442,970
THOMSON (A)	365,830	1,912,264
TOTAL S.A. (A)	52,520	4,481,821
Vivendi Universal (A)	54,670	2,074,420
		24,974,635
Germany - 5.20%
Bayerische Motoren Werke Aktiengesellschaft (A)	68,970	3,317,432
Deutsche Post AG (A)	70,260	1,828,570
Infineon Technologies AG (A)*	354,580	3,048,158
Munchener Ruckversicherungs-Gesellschaft Aktiengesellschaft, Registered Shares (A)	17,210	3,015,015
SAP Aktiengesellschaft (A)	73,010	3,809,477
Siemens AG (A)	34,410	3,798,894
		18,817,546
Hong Kong - 0.67%
Hutchison Whampoa Limited, Ordinary Shares (A)	239,000	2,409,234

Israel - 0.89%
Check Point Software Technologies Ltd.*	135,710	3,214,291

Italy - 2.10%
AUTOGRILL S.p.A. (A)*	7,650	91,840
Eni S.p.A. (A)	83,858	3,129,128
Mediaset S.p.A. (A)	192,881	1,271,671
UniCredit S.p.A. (A)	506,074	3,097,526
		7,590,165
Japan - 5.75%
AIFUL Corporation (A)	54,200	627,829
Kabushiki Kaisha Mitsubishi Tokyo Financial Group (A)	321,000	2,844,667
NGK SPARK PLUG CO., LTD. (A)	207,000	2,376,353
Olympus Corporation (A)	99,000	3,347,083
Promise Co., Ltd. (A)	46,200	1,292,216
Sony Corporation (A)	61,500	2,687,385
Toyota Motor Corporation (A)	79,300	3,741,517
USS Co., Ltd. (A)	58,990	3,894,334
		20,811,384
Netherlands - 2.86%
ING Groep N.V., Certicaaten Van Aandelen (A)	196,590	6,269,374
Koninklijke Philips Electronics N.V., Ordinary Shares (A)	40,460	1,376,611
Reed Elsevier NV (A)	159,231	2,685,021
		10,331,006
Norway - 1.46%
Aker Solutions ASA (A)	51,260	1,210,244
Norske Skogindustrier ASA (A)*	163,411	737,935
Telenor ASA (A)	178,250	3,352,774
		5,300,953
Singapore - 2.26%
DBS Group Holdings Ltd (A)	79,000	1,095,101
Flextronics International Ltd.*	317,810	2,984,236
Singapore Telecommunications Limited (A)	931,000	2,477,101
Venture Corporation Limited (A)	226,000	1,629,532
		8,185,970
South Korea - 2.33%
KT Corporation, ADR	48,730	1,038,924
Kookmin Bank, ADR	19,740	1,154,987
Samsung Electronics Co., Ltd. (A)	8,435	5,039,793
Samsung Electronics Co., Ltd., GDR (B)	4,010	1,197,959
		8,431,663
Spain - 1.53%
Gamesa Corporacion Tecnologica, S.A. (A)	39,732	1,953,007
Telefonica, S.A., ADR	44,745	3,560,807
Telefonica, S.A., Brazilian Depositary Receipts (A)	569	15,706
		5,529,520
Sweden - 1.98%
Niscayah Group AB (A)	966,770	2,102,913
Securitas AB, Class B (A)	105,270	1,223,572
Telefonaktiebolaget LM Ericsson, B Shares (A)	366,844	3,825,321
		7,151,806
Switzerland - 4.91%
Adecco S.A. (A)	92,830	4,607,196
Lonza Group Ltd, Registered Shares (A)	5,800	804,523
Nestle S.A., Registered Shares (A)	79,300	3,583,269
Novartis AG, Registered Shares (A)	93,980	5,174,857
Swiss Reinsurance Company, Registered Shares (A)	26,800	1,785,267
UBS AG (A)*	85,256	1,789,329
		17,744,441
Taiwan - 5.44%
Chunghwa Telecom Co., Ltd., ADR	159,657	4,050,498
Compal Electronics Inc., GDR	55,072	297,560
Compal Electronics Inc., GDR (B)	134,498	726,706
Lite-On Technology Corporation (A)	1,725,233	1,736,430
Lite-On Technology Corporation, GDR (A)	259,308	2,609,909
Mega Financial Holding Company (A)	6,790,000	5,368,827
Taiwan Semiconductor Manufacturing Company Ltd. (A)	2,281,000	4,884,690
		19,674,620
Thailand - 0.00%
Advanced Info Service Public Company Limited (A)	3,000	8,300

United Kingdom - 15.18%
Aviva plc (A)	296,630	2,960,096
BAE Systems plc (A)	93,350	822,774
BP p.l.c. (A)	424,390	4,930,295
British Sky Broadcasting Group plc (A)	230,870	2,170,514
Compass Group PLC (A)	560,920	4,239,999
GlaxoSmithKline plc (A)	222,200	4,925,976
Group 4 Securicor plc (A)	897,590	3,620,396
HBOS plc (A)	156,420	859,913
HBOS plc, Rights (A)	62,568	13,397
HSBC Holdings plc (A)	190,630	2,945,548
Kingfisher plc (A)	1,411,880	3,158,134
Old Mutual plc (A)	1,974,000	3,648,784
Pearson plc (A)	167,620	2,051,638
Persimmon plc (A)	370,640	2,332,880
Rentokil Initial plc (A)	850,570	1,681,487
Royal Bank of Scotland Group plc (The) (A)	898,146	3,846,258
Royal Dutch Shell plc, Class B (A)	71,241	2,866,384
tesco plc (A)	157,950	1,161,855
Unilever PLC (A)	52,092	1,482,710
Vodafone Group Plc (A)	1,678,588	4,986,781
Vodafone Group Plc, ADR	6,590	194,141
		54,899,960

TOTAL COMMON STOCKS AND RIGHTS - 64.20%		$232,172,120

(Cost: $243,270,997)

OTHER GOVERNMENT SECURITIES	Principal Amount in Thousands

Australia - 1.44%
New South Wales Treasury Corporation,
6.0%, 5-01-12 (D)	AUD4,600	4,218,173
Queensland Treasury Corporation,
6.0%, 7-14-09 (D)	1,050	993,697
		5,211,870
France - 3.22%
France O.A.T.,
4.25%, 10-25-17 (D)	EUR6,920	10,446,276
Hellenic Republic Government Bond,
2.125%, 4-10-09 (D)	1,250	1,213,234
		11,659,510

Germany - 7.95%
KfW, Frankfurt/Main, Federal Republic of Germany:
2.0%, 2-27-09 (D)	CHF3,100	3,016,582
3.0%, 12-04-09 (D)	3,100	3,026,608
0.70625%, 8-08-11 (D)(E)	JPY2,410,000	22,699,506
		28,742,696
Italy - 0.50%
Italian Republic Government Bond,
3.5%, 9-25-08 (D)	CHF1,850	1,813,567

Malaysia - 2.61%
Bank Negara Monetary Note,
0.0%, 9-23-08 (D)	MYR4,530	1,375,926
Malaysian Government Bonds:
7.0%, 3-15-09 (D)	580	181,574
3.756%, 4-28-11 (D)	8,550	2,587,893
3.461%, 7-31-13 (D)	12,435	3,654,760
3.814%, 2-15-17 (D)	1,955	559,184
4.24%, 2-07-18 (D)	3,750	1,095,772
		9,455,109
Mexico - 2.51%
United Mexican States Government Bonds:
8.0%, 12-19-13 (D)	MXN34,000	3,157,984
7.25%, 12-15-16 (D)	35,000	3,003,258
10.0%, 12-05-24 (D)	28,500	2,923,204
		9,084,446
Netherlands - 0.85%
Netherlands Government Bond,
4.5%, 7-15-17 (D)	EUR2,000	3,080,266

New Zealand - 0.09%
New Zealand Government Bond,
6.0%, 11-15-11 (D)	NZD410	309,038

Norway - 2.04%
Norway Government Bond,
5.5%, 5-15-09 (D)	NOK36,280	7,068,759
Norway Treasury Bill,
0.0%, 9-17-08 (D)	1,550	301,210
		7,369,969
Poland - 3.15%
Poland Government Bonds:
6.0%, 5-24-09 (D)	PLN9,425	4,388,015
6.25%, 10-24-15 (D)	3,250	1,486,842
5.75%, 9-23-22 (D)	12,770	5,527,159
		11,402,016
Singapore - 1.04%
Singapore Government Bond,
4.375%, 1-15-09 (D)	SGD5,000	3,747,128

South Korea - 3.34%
South Korea Treasury Bonds:
4.75%, 6-10-09 (D)	KRW1,100,000	1,046,087
5.25%, 9-10-12 (D)	4,100,000	3,819,065
5.25%, 3-10-27 (D)	4,053,000	3,530,079
5.5%, 9-10-17 (D)	4,000,000	3,679,920
		12,075,151
Supranational - 0.29%
European Investment Bank,
0.70875%, 9-21-11 (D)(E)	JPY110,000	1,035,750

Sweden - 2.71%
Sweden Government Bonds:
5.0%, 1-28-09 (D)	SEK53,050	8,834,253
4.0%, 12-01-09 (D)	1,970	324,133
Sweden Treasury Bill,
0.0%, 9-17-08 (D)	4,000	658,645
		9,817,031

TOTAL OTHER GOVERNMENT SECURITIES - 31.74%		$114,803,547

(Cost: $110,791,444)

UNREALIZED GAIN (LOSS) ON OPEN FORWARD CURRENCY CONTRACTS - 0.79%	Face Amount in Thousands

Mexican Peso,
2-11-0 (Short) (D)	MXN105,500	(542,294)
South Korean Won:
2-13-09 (Short) (D)	KRW9,182,050	902,183
2-25-09 (Short) (D)	521,950	52,618
2-27-09 (Short) (D)	521,020	53,504
3-4-09 (Short) (D)	518,210	56,184
3-27-09 (Short) (D)	1,100,000	74,755
4-1-09 (Short) (D)	430,416	30,435
4-6-09 (Short) (D)	550,000	40,591
Swedish Krona,
11-12-08 (Long) (D)	SEK124,600	1,620,332
Swiss Franc:
2-11-09 (Long) (D)	CHF7,723	574,572
3-27-09 (Long) (D)	1,136	(8,773)
4-1-09 (Long) (D)	445	(3,803)
4-6-09 (Long) (D)	571	(4,858)
		$2,845,446

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Coca-Cola Company (The),
2.02%, 7-3-08	$4,000	3,999,551
Diageo Capital plc (Diageo plc),
3.15%, 7-1-08	5,824	5,824,000
Walgreen Co.,
2.3%, 7-11-08	2,000	1,998,722

TOTAL SHORT-TERM SECURITIES - 3.27%		$11,822,273

(Cost: $11,822,273)

TOTAL INVESTMENT SECURITIES - 100.00%		$361,643,386

(Cost: $365,884,714)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of June 30, 2008:

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$232,172,120	$2,845,446
Level 2 - Other Significant Observable Inputs	126,625,820	---
Level 3 - Significant Unobservable Inputs	---	---
Total	$358,797,940	$2,845,446

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts

*No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Directors. At June 30, 2008, the total value of these securities amounted to $2,120,426 or 0.59% of total investments.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At June 30, 2008, the total value of these securities amounted to 0.40% of total investments.

(D)Principal amounts are denominated in the indicated foreign currency, where applicable (AUD - Australian Dollar, CHF - Swiss Franc, EUR - Euro, JPY - Japanese Yen, KRW - South Korean Won, MXN - Mexican Peso, MYR - Malaysian Ringgit, NOK - Norwegian Krone, NZD - New Zealand Dollar, PLN - Polish Zloty, SGD - Singapore Dollar, SEK - Swedish Krona).

(E)Variable rate securities. Interest rate disclosed is that which is in effect at June 30, 2008.

The Investments of Ivy International Core Equity Fund
June 30, 2008
COMMON STOCKS	Shares	Value

Australia - 1.50%
Telstra Corporation Limited (A)	1,319,260	$5,362,383

Brazil - 1.87%
Petroleo Brasileiro S.A. - Petrobras, ADR	94,300	6,679,269

Canada - 1.22%
Shoppers Drug Mart Corporation (A)	79,150	4,338,230

Cayman Islands - 0.91%
Mindray Medical International Limited, ADR	87,000	3,246,840

China - 0.91%
SINA Corporation*	76,180	3,235,745

Finland - 0.87%
Nokia OYJ (A)	126,620	3,088,050

France - 8.97%
ALSTOM (A)	17,330	4,001,938
AXA S.A. (A)	118,730	3,525,597
Publicis Groupe S.A. (A)	160,650	5,205,430
Societe Generale (A)	44,400	3,865,094
TOTAL S.A. (A)	85,050	7,257,786
VINCI (A)	50,620	3,108,260
Vivendi Universal (A)	131,000	4,970,715
		31,934,820
Germany - 5.38%
Bayer Aktiengesellschaft (A)	80,490	6,759,670
Beiersdorf Aktiengesellschaft (A)	48,270	3,557,513
Commerzbank Aktiengesellschaft (A)	168,750	5,013,560
Siemens AG (A)	34,890	3,851,886
		19,182,629
Hong Kong - 2.35%
CNOOC Limited (A)	2,266,000	3,900,057
Cheung Kong (Holdings) Limited (A)	333,000	4,488,544
		8,388,601
Ireland - 1.13%
Allied Irish Banks, p.l.c. (A)	260,200	4,027,090

Italy - 1.20%
UniCredit S.p.A. (A)	699,962	4,284,258

Japan - 17.09%
Central Japan Railway Company (A)	510	5,619,438
Chiyoda Corporation (A)	477,000	5,183,953
JGC Corporation (A)	278,000	5,471,771
Japan Tobacco Inc. (A)	1,000	4,266,139
KOSE Corporation (A)	195,800	4,370,165
Mitsubishi Electric Corporation (A)	629,000	6,782,549
Mitsui & Co., Ltd. (A)	274,000	6,051,043
Mitsui Fudosan Co., Ltd. (A)	177,000	3,783,868
Nintendo Co., Ltd. (A)	12,000	6,769,318
Nissin Kogyo Co., Ltd. (A)	354,300	5,375,310
Toyota Motor Corporation (A)	77,400	3,651,872
YAMADA-DENKI Co., Ltd. (A)	50,000	3,559,825
		60,885,251
Netherlands - 3.25%
ASML Holding N.V., Ordinary Shares (A)	135,710	3,343,927
Heineken N.V. (A)	161,110	8,223,677
		11,567,604
Norway - 6.22%
Aker Solutions ASA (A)	176,360	4,163,844
Cermaq ASA (A)	318,300	3,796,577
Orkla ASA (A)	456,550	5,862,399
SeaDrill Limited (A)	136,520	4,174,780
Songa Offshore ASA (A)*	257,080	4,151,580
		22,149,180
Singapore - 2.68%
DBS Group Holdings Ltd (A)	429,000	5,946,816
Singapore Telecommunications Limited (A)	1,357,000	3,610,555
		9,557,371
Spain - 1.76%
Telefonica, S.A. (A)	235,870	6,268,674

Sweden - 3.56%
Atlas Copco AB, Class A (A)	227,650	3,354,770
H & M Hennes & Mauritz AB (A)	70,760	3,836,170
Svenska Cellulosa Aktiebolaget SCA (publ), Class B (A)	388,880	5,504,740
		12,695,680
Switzerland - 8.23%
Nestle S.A., Registered Shares (A)	220,900	9,981,640
Roche Holdings AG, Genussschein (A)	52,860	9,521,061
Syngenta AG (A)	16,110	5,239,633
TEMENOS Group AG (A)*	145,130	4,496,466
		29,238,800
United Kingdom - 17.88%
Anglo American plc (A)	101,350	7,118,018
BAE Systems plc (A)	939,560	8,281,153
BAE Systems plc (A)(B)	100,000	881,386
Barclays PLC (A)	672,670	3,905,653
Barclays PLC, Subscription Shares (A)*	144,141	27,275
British American Tobacco p.l.c. (A)	118,880	4,117,764
Informa plc (A)	574,040	4,722,209
Intertek Group plc (A)	221,530	4,359,559
National Grid plc (A)	373,490	4,913,657
Prudential plc (A)	448,670	4,763,293
Serco Group plc (A)	525,440	4,686,102
Tanfield Group PLC (A)*	2,232,550	1,411,881
Unilever PLC (A)	151,560	4,313,898
Vodafone Group Plc (A)	2,156,059	6,405,262
Xstrata plc (A)	47,070	3,772,725
		63,679,835

TOTAL COMMON STOCKS - 86.98%		$309,810,310

(Cost: $310,389,675)

PREFERRED STOCKS - 2.80%

Germany
Fresenius AG (A)	67,510	5,854,537
Henkel AG & Co. KGaA (A)	102,990	4,107,341
(Cost: $9,898,931)		9,961,878

UNREALIZED GAIN (LOSS) ON OPEN FORWARD CURRENCY CONTRACTS - (0.02%)	Face Amount in Thousands

Japanese Yen, 11-28-08 (long) (C)	JPY396,000	60,850
Japanese Yen, 11-28-08 (long) (C)	768,000	(174,401)
Singapore Dollar, 12-9-08 (long) (C)	SGD10,020	27,451
		$(86,100)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Anheuser-Busch Companies, Inc.,
2.3%, 7-1-08	$13,480	13,480,000
BHP Billiton Finance (USA) B.V. (BHP Billiton Plc),
2.15%, 7-10-08	5,000	4,997,312
Siemens Capital Corp.,
2.17%, 7-9-08	5,000	4,997,589
USAA Capital Corp.,
2.2%, 7-1-08	7,000	7,000,000

Total Commercial Paper - 8.56%		30,474,901

Commercial Paper (backed by irrevocable bank letter of credit) - 1.68%
ED&F Man Treasury Management PLC (Societe Generale N.A.),
2.58%, 7-1-08	6,000	6,000,000

TOTAL SHORT-TERM SECURITIES - 10.24%		$36,474,901

(Cost: $36,474,901)

TOTAL INVESTMENT SECURITIES - 100.00%		$356,160,989

(Cost: $356,763,507)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of June 30, 2008:

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$319,744,911	$(86,100)
Level 2 - Other Significant Observable Inputs	36,502,177	---
Level 3 - Significant Unobservable Inputs	---	---
Total	$356,247,088	$(86,100)

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

*No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

(B)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been determined to be liquid under guidelines established by the Board of Trustees. At June 30, 2008, the total value of this security amounted to 0.25% of total investments.

(C)Principal amounts are denominated in the indicated foreign currency, where applicable (JPY - Japanese Yen and SGD - Singapore Dollar).

The Investments of Ivy International Growth Fund
June 30, 2008
COMMON STOCKS AND RIGHTS	Shares	Value

Australia - 2.50%
Boart Longyear Limited (A)(B)	1,120,000	$2,394,332
Novogen LTD (A)*	474,580	527,751
Telstra Corporation Limited (A)	800,000	3,251,752
		6,173,835
Brazil - 3.53%
Bolsa de Valores de Sao Paulo (A)(B)	50,000	617,553
Companhia Vale do Rio Doce, ADR	66,000	2,364,120
Petroleo Brasileiro S.A. - Petrobras, ADR	81,200	5,751,396
		8,733,069
Canada - 2.18%
Shoppers Drug Mart Corporation (A)	50,000	2,740,512
Shoppers Drug Mart Corporation (A)(B)	48,450	2,655,556
		5,396,068
Cayman Islands - 0.51%
Subsea 7 Inc. (A)*	50,000	1,266,394

China - 2.83%
China Mobile Limited (A)	346,000	4,650,460
SINA Corporation*	55,000	2,336,125
		6,986,585
Finland - 2.44%
Fortum Oyj (A)	85,000	4,317,316
Nokia OYJ (A)	70,000	1,707,183
		6,024,499
France - 6.23%
ALSTOM (A)	7,000	1,616,478
AXA S.A. (A)	49,200	1,460,957
Societe Generale (A)	16,400	1,427,647
TOTAL S.A. (A)	65,000	5,546,809
VINCI (A)	87,000	5,342,129
		15,394,020
Germany - 16.09%
Bayer Aktiengesellschaft (A)	82,960	6,967,104
Beiersdorf Aktiengesellschaft (A)	30,000	2,211,009
E.ON AG (A)	29,000	5,848,490
elexis AG (A)	40,000	1,070,630
Fresenius AG (A)	45,000	3,902,447
Henkel AG & Co. KGaA (A)	31,000	1,236,310
K+S Aktiengesellschaft (A)	5,000	2,873,382
Linde Aktiengesellschaft (A)	21,700	3,053,730
RWE Aktiengesellschaft (A)	30,500	3,839,272
Siemens AG (A)	32,500	3,588,028
Vossloh AG (A)	30,000	3,910,949
Wacker Construction Equipment AG (A)	36,000	530,529
Wacker Construction Equipment AG (A)(B)	49,500	729,477
		39,761,357
Greece - 2.56%
Bank of Cyprus Limited (A)	175,800	2,142,350
Hellenic Exchanges Holding S.A. (A)	150,000	1,889,347
National Bank of Greece S.A. (A)	50,960	2,296,305
		6,328,002
Hong Kong - 1.21%
CNOOC Limited (A)	1,270,000	2,185,822
Cheung Kong (Holdings) Limited (A)	60,000	808,747
		2,994,569
India - 0.33%
ICICI Bank Limited, ADR	28,000	805,280

Italy - 3.65%
Banca Intesa S.p.A. (A)	190,000	1,085,155
DiaSorin S.p.A. (A)(B)*	40,000	850,206
Prysmian SpA (A)(B)	28,500	721,990
Saipem S.p.A. (A)	89,000	4,179,976
UniCredit S.p.A. (A)	356,171	2,180,015
		9,017,342
Japan - 12.61%
Canon Inc. (A)	31,000	1,594,010
Central Japan Railway Company (A)	200	2,203,701
East Japan Railway Company (A)	160	1,303,386
Japan Tobacco Inc. (A)	760	3,242,266
Komatsu Ltd. (A)	46,000	1,282,290
Kurita Water Industries Ltd. (A)	60,000	2,220,653
Mitsubishi Electric Corporation (A)	360,000	3,881,904
Mitsubishi Estate Co., Ltd. (A)	160,000	3,661,534
Nintendo Co., Ltd. (A)	10,200	5,753,920
Shin-Etsu Chemical Co., Ltd. (A)	42,000	2,602,627
Suzuki Motor Corporation (A)	45,000	1,063,710
YAMADA-DENKI Co., Ltd. (A)	33,000	2,349,484
		31,159,485
Netherlands - 1.33%
Heineken N.V. (A)	64,500	3,292,329

Norway - 2.14%
Orkla ASA (A)	300,000	3,852,195
SeaDrill Limited (A)	47,000	1,437,260
		5,289,455
Russia - 0.62%
Open Joint Stock Company Gazprom, ADR (A)	26,280	1,524,240

Spain - 1.05%
Telefonica, S.A. (A)	98,000	2,604,528

Sweden - 1.50%
Atlas Copco AB, Class A (A)	93,000	1,370,497
H & M Hennes & Mauritz AB (A)	42,900	2,325,773
		3,696,270
Switzerland - 10.05%
Nestle S.A., Registered Shares (A)	187,500	8,472,419
Roche Holdings AG, Genussschein (A)	32,500	5,853,850
Swatch Group Ltd (The), Bearer Shares (A)	3,000	749,596
Syngenta AG (A)	10,810	3,515,856
TEMENOS Group AG (A)*	110,000	3,408,056
UBS AG (A)*	55,250	1,159,571
Zurich Financial Services, Registered Shares (A)	6,600	1,689,491
		24,848,839
United Kingdom - 16.84%
Anglo American plc (A)	60,500	4,249,039
BAE Systems plc (A)	451,000	3,975,052
Barclays PLC (A)	230,000	1,335,425
Barclays PLC, Subscription Shares (A)*	49,285	9,326
British American Tobacco p.l.c. (A)	97,400	3,373,740
IG Group Holdings plc (A)(B)	272,000	1,789,224
Informa plc (A)	355,000	2,920,327
Intertek Group plc (A)	145,000	2,853,501
National Grid plc (A)	250,000	3,289,015
Reckitt Benckiser Group plc (A)	87,500	4,435,564
Serco Group plc (A)	150,000	1,337,765
Tanfield Group PLC (A)	1,000,000	632,407
Vodafone Group Plc (A)	1,630,000	4,842,436
Xstrata plc (A)	82,000	6,572,413
		41,615,234
United States - 3.86%
Research In Motion Limited*	62,000	7,250,900
SPDR Gold Trust*	25,000	2,285,000
		9,535,900

TOTAL COMMON STOCKS AND RIGHTS - 94.06%		$232,447,300

(Cost: $201,994,352)

SHORT-TERM SECURITIES	Principal Amount in Thousands

ED&F Man Treasury Management PLC (Societe Generale N.A.),
2.58%, 7-1-08	$5,693	5,693,000
USAA Capital Corp.,
2.2%, 7-1-08	5,000	5,000,000
Wal-Mart Stores, Inc.,
2.17%, 7-22-08	4,000	3,994,937

TOTAL SHORT-TERM SECURITIES - 5.94%		$14,687,937

(Cost: $14,687,937)

TOTAL INVESTMENT SECURITIES - 100.00%		$247,135,237

(Cost: $216,682,289)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of June 30, 2008:

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$232,437,975	$---
Level 2 - Other Significant Observable Inputs	14,697,262	---
Level 3 - Significant Unobservable Inputs	---	---
Total	$247,135,237	$---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

*No dividends were paid during the preceding 12 months.

(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At June 30, 2008, the total value of these securities amounted to $9,758,338 or 3.95% of total investments.

The Investments of Ivy Managed European/Pacific Fund
June 30, 2008
AFFILIATED MUTUAL FUNDS	Shares	Value

Ivy European Opportunities Fund, Class I	1,154,232	$38,262,782
Ivy Pacific Opportunities Fund, Class I	1,514,663	25,219,147

TOTAL AFFILIATED MUTUAL FUNDS - 99.90%		$63,481,929

(Cost: $77,201,615)

SHORT-TERM SECURITIES - 0.10%	Principal Amount in Thousands

Repurchase Agreement
J.P. Morgan Securities, Inc., 1.4% Repurchase Agreement dated 6-30-08 to be repurchased at $66,003 on 7-1-08 (A)	$66	$66,000
(Cost: $66,000)

TOTAL INVESTMENT SECURITIES - 100.00%		$63,547,929

(Cost: $77,267,615)

Notes to Schedule of Investments

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of June 30, 2008:

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$63,481,929	$---
Level 2 - Other Significant Observable Inputs	66,000	---
Level 3 - Significant Unobservable Inputs	---	---
Total	$63,547,929	$---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

(A)Collateralized by $56,000 United States Treasury Bond, 6.125% due 11-15-27; market value and accrued interest aggregate $67,464.

The Investments of Ivy Managed International Opportunities Fund
June 30, 2008
AFFILIATED MUTUAL FUNDS	Shares	Value

Ivy European Opportunities Fund, Class I	539,358	$17,879,732
Ivy International Balanced Fund, Class I	3,290,093	50,864,843
Ivy International Core Equity Fund, Class I	1,522,908	25,889,436
Ivy International Growth Fund, Class I	532,920	19,259,733
Ivy Pacific Opportunities Fund, Class I	711,387	11,844,591

TOTAL AFFILIATED MUTUAL FUNDS - 99.56%		$125,738,335

(Cost: $140,208,007)

SHORT-TERM SECURITIES - 0.44%	Principal Amount in Thousands

Repurchase Agreement
J.P. Morgan Securities, Inc., 1.4% Repurchase Agreement dated 6-30-08 to be repurchased at $551,021 on 7-1-08 (A)	$551	$551,000
(Cost: $551,000)

TOTAL INVESTMENT SECURITIES - 100.00%		$126,289,335

(Cost: $140,759,007)

Notes to Schedule of Investments

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of June 30, 2008:

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$125,738,335	$---
Level 2 - Other Significant Observable Inputs	551,000	---
Level 3 - Significant Unobservable Inputs	---	---
Total	$126,289,335	$---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

(A)Collateralized by $466,000 United States Treasury Bond, 6.125% due 11-15-27; market value and accrued interest aggregate $561,397.

The Investments of Ivy Mortgage Securities Fund
June 30, 2008
CORPORATE DEBT SECURITIES	Principal Amount in Thousands		Value

Finance Companies
Aames Mortgage Trust 2001-4,
6.65%, 1-25-32 (A)	$427		$348,284
ABFS Mortgage Loan Trust 2001-2,
6.99%, 12-25-31 (A)	882		698,032
ABFS Mortgage Loan Trust 2002-4,
7.423%, 12-15-33 (A)	1,654		1,195,066
Asset Securitization Corporation:
1.59438%, 10-13-26 (A)(B)(C) (Interest Only)	3,921		123,626
8.62125%, 8-13-29 (A)(C) (Interest Only)	1,238		257,670
7.424%, 2-14-43 (A)	1,430		1,127,564
Associates Manufactured Housing Contract Pass-Through Certificates,
7.9%, 3-15-27	785		795,121
Banc of America Alternative Loan Trust:
2004-11,
6.0%, 12-25-34	1,038		891,715
2005-10,
5.66753%, 11-25-35 (A)	1,140		433,509
2005-12,
5.80847%, 1-25-36 (A)	1,609		906,793
2005-6,
6.0%, 7-25-35	810		736,161
2005-8:
5.57887%, 9-25-35 (A)	2,012		1,279,812
5.57887%, 9-25-35 (A)	399		230,179
2006-4:
6.22471%, 5-25-46 (A)	634		353,241
6.22471%, 5-25-46 (A)	886		273,832
2006-6,
6.0%, 6-25-46	3,070		2,538,639
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates:
Series 2003-1,
4.9%, 9-11-36 (B)	1,000		865,858
Series 2004-6,
5.104%, 12-10-42 (A)(B)	800		665,482
Series 2002-2,
6.2%, 7-11-43 (B)	1,200		1,114,225
Banc of America Commercial Mortgage Trust 2007-1,
5.451%, 1-15-49	1,000		930,767
Banc of America Funding 2004-2 Trust,
6.5%, 7-20-32	1,189		1,129,033
Banc of America Funding Corporation,
5.0086%, 9-20-34 (A)	1,192		1,066,502
Banc of America Mortgage 2005-J Trust,
5.09157%, 11-25-35 (A)	1,728		1,707,606
Banc of America Mortgage 2007-1 Trust,
6.0%, 3-25-37	3,584		2,782,066
Banc of America Mortgage Alternative Loan Trust 2003-5,
5.5%, 7-25-33	1,258		495,967
Banc of America Mortgage Trust:
2003-9,
5.5%, 12-25-33	805		446,372
2004-1,
5.5%, 2-25-34	1,910		1,728,650
2004-2:
5.0%, 3-25-19	283		240,575
5.0%, 3-25-19	220		165,716
5.5%, 3-25-34	471		411,729
2004-3:
4.875%, 4-25-19	382		313,316
4.875%, 4-25-19	205		145,979
2004-7,
5.75%, 8-25-34	1,005		934,245
Banc of America Structured Securities Trust 2002-X1 F,
6.274%, 10-11-33 (B)	1,750		1,685,453
Banco Hipotecario Nacional:
7.916%, 7-25-09 (D)	23		233
2.57%, 3-25-11 (D)	10		100
7.54%, 5-31-17 (D)	---	*	1
BankAmerica Manufactured Housing Contract Trust:
7.8%, 10-10-26	1,684		1,721,386
7.015%, 1-10-28	754		765,226
Bear Stearns Commercial Mortgage Securities Inc.:
Series 2001-TOP2 Trust Fund,
7.25067%, 2-15-35 (A)(B)	3,000		2,848,037
Series 2000-WF1 Trust Fund,
6.5%, 2-15-32	1,015		945,217
Bear Stearns Commercial Mortgage Securities Trust 2002-TOP6,
6.0%, 10-15-36 (B)	937		614,487
Bear Stearns Mortgage Securities Inc.,
8.0%, 11-25-29	366		377,724
BlackRock Capital Finance,
7.75%, 9-25-26 (B)	517		362,070
Capital Auto Receivables Asset Trust:
2006-1,
7.16%, 1-15-13 (B)	1,140		1,145,911
2007-2,
8.3%, 2-18-14 (B)	1,105		1,065,035
C-Bass 2005-CB3 Trust,
5.109%, 12-25-34 (A)	1,254		1,121,597
C-Bass 2006-MH1 Trust,
5.97%, 10-25-36 (A)(B)	1,421		1,316,593
C-Bass Mortgage Loan Trust 2007-CB2,
5.891%, 2-25-37 (A)	324		321,051
Centex Home Equity Loan Trust 2005-C,
5.048%, 6-25-35 (A)	2,301		1,985,262
Chase Mortgage Finance Trust:
Series 2003-S11,
5.5%, 10-25-33	846		783,295
Series 2003-S2,
5.0%, 3-25-18	1,498		1,469,689
CHEQ Home Equity Loan Trust, Series 2006-S2,
2.5925004%, 7-25-27 (A)	609		559,379
CHL Mortgage Pass-Through Trust:
2002-32,
5.54234%, 1-25-33 (A)(D)	1,290		821,953
2003-28,
4.15%, 8-25-33	1,500		1,387,439
2003-HYB2,
3.96717%, 7-19-33 (A)	1,784		1,649,090
Citicorp Residential Mortgage Trust Series 2006-2,
5.872%, 9-25-36 (A)	408		406,975
CitiMortgage Alternative Loan Trust:
Series 2006-A7,
6.0%, 12-25-36 (A)	3,417		2,600,121
Series 2007-A7,
6.23771%, 7-25-37 (A)	641		59,669
Collateralized Mortgage Obligation Trust,
5.0%, 7-1-18	30		30,170
COMM 2006-CNL2,
5.5699%, 2-5-19 (A)(B)	925		796,021
Commercial Mortgage Asset Trust,
7.8%, 11-17-32 (A)	1,000		1,089,641
Conseco Finance Securitizations Corp.,
6.981%, 6-15-32	786		756,179
CountryPlace Manufactured Housing Contract Trust 2005-1,
4.8%, 12-15-35 (A)(D)	1,275		1,062,633
Countrywide Home Loans Alternative Loan Trust 2004-J9,
4.586%, 10-25-34 (A)	1,474		1,402,446
Countrywide Home Loans, Inc. Asset-Backed Certificates, Series 2005-10,
4.915%, 2-25-36 (A)	5,000		4,231,324
Credit Suisse Commercial Mortgage Trust Series 2006-C5,
5.311%, 12-15-39	1,000		939,124
Credit Suisse First Boston Mortgage Securities Corp.,
6.0%, 11-25-18	414		411,781
CSAB Mortgage-Backed Trust 2006-2,
6.08%, 9-25-36 (A)	3,540		2,368,021
CSFB Commercial Mortgage Trust 2003-C4,
5.322%, 8-15-36 (A)(B)	1,000		645,951
CWHEQ Home Equity Loan Trust, Series 2006-S3,
6.518%, 1-25-29 (A)	2,135		475,485
FFCA Secured Lending Corporation:
3.58125%, 2-18-22 (A)(D)	1,500		1,435,311
4.08219%, 2-18-22 (A)(D)	1,000		946,245
First Horizon Mortgage Pass-Through Trust:
2003-8,
5.13058%, 10-25-33 (A)	361		202,269
2007-4,
5.5%, 8-25-22	1,113		1,092,397
Flagstar Home Equity Loan Trust 2007-1,
5.997%, 1-25-35 (A)(B)	1,630		941,172
Ford Credit Auto Owner Trust:
2006-B,
7.12%, 2-15-13 (B)	635		575,853
2007-A,
7.05%, 12-15-13 (B)	390		342,331
Global Mortgage Securitization 2005-A Ltd. and Global Mortgage Securitization 2005-A LLC:
5.25%, 4-25-32	739		662,798
5.39427%, 4-25-32 (A)	1,149		821,292
Global Mortgage Securitization Ltd. and Global Mortgage Securitization, LLC:
5.25%, 11-25-32 (D)	472		422,036
5.25%, 11-25-32 (D)	1,012		842,667
GMAC Commercial Mortgage Securities,
5.94%, 7-1-13 (B)	73		70,471
Green Tree Financial Corporation:
7.65%, 4-15-19	566		575,425
8.3%, 11-15-19	408		420,095
9.1%, 4-15-25	1,075		1,101,382
9.0%, 6-15-25	1,052		1,070,329
Greenwich Capital Commercial Funding Corp., Commercial Mortgage Trust 2002-C1,
5.5%, 1-11-35 (B)	780		663,649
Hilton Hotel Pool Trust:
2.96125%, 10-3-15 (A)(B)	500		500,089
7.653%, 10-3-15 (B)	1,955		2,103,547
Home Equity Loan Trust 2003-HS2,
5.09%, 7-25-33 (A)	102		92,076
Hometown Commercial Capital, LLC Hometown Commercial Mortgage Pass-Through Notes 2006-1,
5.506%, 11-11-38 (D)	2,033		1,990,138
Impac CMB Trust Series 2003-2F,
6.0%, 1-25-33 (A)	801		513,177
J.P. Morgan Alternative Loan Trust 2005-S1 Mortgage Pass-Through Certificates, Series 2005-S1,
6.0%, 12-25-35	935		830,632
J.P. Morgan Alternative Loan Trust 2006-A6,
5.95%, 11-25-36 (A)	2,500		1,985,784
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
6.2207%, 10-12-37 (B)	2,300		2,193,931
J.P. Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8,
5.37%, 5-15-45	500		480,122
J.P. Morgan Mortgage Acquisition Trust 2006-CW2,
6.337%, 8-25-36 (A)	2,725		2,002,221
J.P. Morgan Mortgage Trust:
2004-A3,
4.28981%, 7-25-34 (A)	1,276		1,157,782
2005-S2:
5.67169%, 9-25-35 (A)	2,195		1,628,779
6.5%, 9-25-35	2,209		2,174,744
2006-A2:
3.75709%, 11-25-33 (A)	1,310		1,275,534
3.81732%, 8-25-34 (A)	2,090		1,469,552
2006-A6,
6.0237%, 10-25-36 (A)	2,510		2,329,828
2006-S3:
6.187%, 8-25-36	1,182		757,645
6.5%, 8-25-36	1,810		1,670,606
2007-A1,
4.81396%, 7-25-35 (A)	2,174		1,931,184
2007-A2,
5.70338%, 4-25-37 (A)	2,912		2,874,139
LB-UBS Commercial Mortgage Trust 2003-C3,
4.846%, 2-15-37 (A)(B)	300		250,322
Lehman Mortgage Trust Mortgage Pass-Through Certificates, Series 2006-5,
6.88292%, 9-25-36 (A)	1,995		394,360
Lehman XS Trust, Series 2005-8,
5.69%, 12-25-35	3,057		2,807,770
MASTR Asset Securitization Trust:
2003-10,
5.5%, 11-25-33	1,377		1,316,107
2003-6,
5.5%, 7-25-33	1,530		1,467,498
Mid-State Capital Corporation 2004-1 Trust:
6.005%, 8-15-37	359		350,088
6.497%, 8-15-37	1,131		1,103,312
Morgan Stanley Capital I Trust 2003-IQ5,
6.08126%, 4-15-38 (A)(B)	2,348		1,835,132
Morgan Stanley Dean Witter Capital I Inc. Trust 2002-WL1,
6.49215%, 4-25-17 (A)	227		194,957
Multi Security Asset Trust LP, Commercial Mortgage-Backed Securities Pass-Through Certificates, Series 2005-RR4:
5.88%, 11-28-35 (A)(D)	340		169,362
5.88%, 11-28-35 (A)(D)	680		318,325
Multi Security Asset Trust, Commercial Mortgage Pass-Through Certificates, Series 2005-RR4,
5.0%, 11-28-35 (D)	2,000		1,596,250
NationsLink Funding Corporation, Commercial Mortgage Pass-Through Certificates, Series 1998-2,
5.0%, 8-20-30 (B)	1,000		796,139
Oakwood Mortgage Investors, Inc.:
8.1%, 10-15-21 (D)	206		209,843
7.375%, 8-15-27	199		202,319
Office Portfolio Trust, Commerical Mortgage Pass-Through Certificates, Series 2001-HRPT,
6.778%, 2-3-16 (B)	700		608,378
Origen Manufactured Housing Contract Trust:
2004-A,
5.7%, 1-15-35	543		489,146
Origen Manufactured Housing Contract Trust:
2004-B,
4.75%, 8-15-21	400		373,001
2005-A,
4.97%, 10-15-21	935		880,416
2005-B:
5.605%, 5-15-22	360		344,215
5.91%, 1-15-37	700		651,265
PHH Alternative Mortgage Trust, Series 2007-1, Class II-B-2,
6.0%, 2-25-37	1,549		346,960
Prudential Home Mortgage Securities:
6.98009%, 9-28-08 (A)(B)	---	*	34
6.73%, 4-28-24 (A)(D)	3		2,349
8.03259%, 9-28-24 (A)(B)	21		19,211
RALI Series:
2003-QS10 Trust,
5.5%, 5-25-33	2,197		2,051,575
2003-QS11 Trust,
5.75%, 6-25-33	2,457		1,923,968
2005-RS1 Trust,
5.145%, 1-25-35 (A)	1,045		928,159
RASC Series 2003-KS10 Trust,
6.41%, 12-25-33	281		158,099
RBSGC Mortgage Loan Trust 2007-B,
5.45015%, 7-25-35 (A)	2,919		2,804,423
RESI Finance Limited Partnership 2003-C and RESI Finance DE Corporation 2003-C,
3.85875%, 9-10-35 (A)(D)	1,407		1,133,104
RFMSI Series 2004-S5 Trust:
4.5%, 5-25-19	320		259,957
4.5%, 5-25-19	159		114,243
Salomon Brothers Mortgage Securities VII, Inc., Mortgage Pass-Through Certificates, Series 1997-HUD1,
7.75%, 12-25-30 (A)	1,069		1,078,987
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21,
5.4%, 11-25-35 (A)	1,575		1,230,022
Structured Asset Mortgage Investments, Inc.:
5.75792%, 4-30-30 (A)	18		14,838
5.75792%, 4-30-30 (A)	8		5,920
Structured Asset Securities Corporation:
5.54%, 11-25-32 (A)	221		177,743
5.25%, 8-25-33	1,298		1,019,560
5.25%, 8-25-33	565		369,612
5.63%, 5-25-34 (A)	752		537,754
6.0%, 6-25-34 (A)	2,082		1,518,209
Vanderbilt Mortgage and Finance, Inc.,
7.955%, 12-7-24	494		502,086
Wachovia Bank Commercial Mortgage Trust (The),
4.942%, 11-15-34 (B)	964		751,951
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2002-MS11 Trust,
5.61137%, 12-25-32 (A)	905		761,893
Wells Fargo Alternative Loan 2007-PA3 Trust:
5.75%, 7-25-37	1,079		825,636
6.20176%, 7-25-37 (A)	1,778		905,489
6.20176%, 7-25-37 (A)	1,555		353,215
Wells Fargo Mortgage Backed Securities:
2003-2 Trust,
5.25%, 2-25-18 (D)	250		173,068
2003-4 Trust,
5.5%, 6-25-33	923		588,325
2003-9 Trust,
5.25%, 8-25-33 (B)	1,118		616,304
2004-1 Trust,
5.5%, 2-25-34	1,614		1,243,812
2005-16 Trust,
5.75%, 1-25-36	500		456,446

TOTAL CORPORATE DEBT SECURITIES - 53.37%			$148,933,490

(Cost: $182,252,156)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 0.32%
Federal National Mortgage Association,
5.0%, 9-15-08 (E)	500		502,801
Federal Home Loan Bank,
3.625%, 12-17-10 (E)	400		402,218
			905,019
Mortgage-Backed Obligations - 38.25%
Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates,
10.83371%, 3-15-09 (A)	131		131,970
Federal Home Loan Mortgage Corporation Agency REMIC/CMO,
5.0%, 6-15-31	2,000		1,947,963
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
5.5%, 12-1-17	600		610,202
5.5%, 9-1-19	919		931,404
3.5%, 2-15-30	1,577		1,518,143
6.5%, 9-1-32	999		1,051,471
5.3%, 1-15-33	206		203,287
5.0%, 7-15-33	2,064		1,974,792
5.5%, 5-1-34	1,127		1,119,935
5.5%, 5-1-34	736		731,404
6.5%, 5-1-34	720		745,285
6.5%, 7-1-34	507		522,527
5.5%, 10-1-34	924		915,413
6.5%, 11-1-34	535		549,712
5.0%, 5-15-35	2,196		2,055,581
5.5%, 7-1-35	768		756,480
5.0%, 8-1-35	846		813,505
5.5%, 10-1-35	1,462		1,448,039
5.0%, 12-1-35	760		730,874
6.5%, 7-1-36	945		975,146
7.0%, 12-1-37	820		860,656
Federal National Mortgage Association Adjustable Rate Pass-Through Certificates,
4.646%, 7-1-35 (A)	1,110		1,123,968
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.0%, 1-1-18	311		319,087
5.5%, 2-1-18	365		370,959
5.0%, 5-1-18	1,162		1,162,276
5.0%, 10-1-18	1,150		1,148,507
5.5%, 9-1-19	285		288,991
5.5%, 2-1-24	455		454,802
6.0%, 8-1-29	374		380,265
7.0%, 11-1-31	178		188,592
6.5%, 2-1-32	166		174,365
6.5%, 2-1-32	124		130,889
6.5%, 2-1-32	110		115,398
7.0%, 2-1-32	225		239,584
7.0%, 3-1-32	310		330,958
6.5%, 4-1-32	68		70,252
6.5%, 5-1-32	122		128,526
6.5%, 5-1-32	80		82,812
6.5%, 7-1-32	570		596,921
6.0%, 9-1-32	135		138,047
6.5%, 9-1-32	65		67,416
6.0%, 10-1-32	889		909,500
6.0%, 10-1-32	869		889,854
6.5%, 10-1-32	56		59,247
6.0%, 11-1-32	721		735,026
6.0%, 11-1-32	423		431,689
6.0%, 3-1-33	1,161		1,188,390
6.0%, 3-1-33	1,038		1,061,437
6.0%, 3-1-33	793		811,728
6.0%, 3-1-33	223		228,393
5.5%, 4-1-33	1,586		1,575,789
5.5%, 5-1-33	1,927		1,899,299
5.5%, 5-1-33	497		493,172
5.5%, 5-1-33	259		257,268
6.0%, 6-1-33	1,628		1,652,185
6.0%, 6-1-33	688		697,962
6.5%, 8-1-33	42		43,863
6.0%, 10-1-33	236		239,661
5.0%, 11-1-33	1,595		1,538,272
6.0%, 12-1-33	478		486,402
5.5%, 1-1-34	782		775,335
5.5%, 1-1-34	616		611,026
5.0%, 3-1-34	898		866,754
5.0%, 3-1-34	384		369,834
5.5%, 3-1-34	2,060		2,049,863
5.5%, 4-1-34	1,794		1,785,409
5.5%, 4-1-34	567		561,032
5.0%, 5-1-34	176		169,939
5.5%, 7-1-34	1,627		1,618,243
6.0%, 7-1-34	3,324		3,353,085
6.0%, 8-1-34	572		578,987
5.5%, 9-1-34	1,106		1,097,260
6.0%, 9-1-34	743		752,464
6.5%, 9-1-34	843		871,347
5.5%, 11-1-34	671		665,566
6.0%, 11-1-34	302		306,196
6.5%, 11-1-34	60		61,916
5.5%, 1-1-35	544		537,955
4.5%, 2-1-35	437		406,529
5.5%, 2-1-35	2,211		2,191,859
6.5%, 3-1-35	1,044		1,084,249
6.0%, 4-1-35	1,531		1,548,462
5.0%, 7-1-35	746		718,009
5.5%, 7-1-35	718		709,879
5.5%, 10-1-35	1,483		1,468,876
5.5%, 10-1-35	830		823,029
5.5%, 2-1-36	1,488		1,454,977
6.5%, 2-1-36	620		648,107
6.5%, 6-1-36	1,105		1,139,456
6.0%, 8-1-36	1,890		1,909,230
6.0%, 11-1-36	1,932		1,952,169
6.0%, 5-1-37	926		935,436
6.5%, 8-1-37	1,831		1,887,206
6.5%, 9-1-37	1,762		1,816,427
7.0%, 10-1-37	269		281,772
7.0%, 10-1-37	214		224,988
Government National Mortgage Association Agency REMIC/CMO (Interest Only):
1.01669%, 3-16-34 (A)	6,990		240,555
0.78871%, 7-16-40 (A)	3,532		95,055
0.21595%, 3-16-42 (A)	12,703		95,189
0.92112%, 6-17-45 (A)	18,874		786,469
Government National Mortgage Association Fixed Pass-Through Certificates,
5.0%, 1-15-35	1,575		1,531,123
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
7.875%, 5-15-17	589		604,644
6.25%, 7-15-24	218		226,151
5.5%, 3-16-32	4,575		4,635,545
5.0%, 7-15-33	916		891,015
5.0%, 7-1-34	8,835		8,558,906
5.0%, 7-15-34	784		762,759
5.5%, 12-15-34	895		893,126
5.5%, 12-15-34	521		519,811
5.5%, 7-1-35	3,000		2,985,000
5.0%, 12-15-35	1,772		1,721,964
Multi Security Asset Trust LP, Commercial Mortgage-Backed Securities Pass-Through Certificates, Series 2005-RR4 (Interest Only),
1.16633%, 11-28-35 (A)(D)	24,823		345,193
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust:
1995-1 Class 1,
7.20733%, 2-15-25 (A)	211		224,320
1995-1 Class 2,
7.7925%, 2-15-25	63		67,964
			106,723,201
Treasury Obligations - 0.19%
United States Treasury Note,
4.5%, 3-31-12 (E)	500		524,102

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 38.76%			$108,152,322

(Cost: $109,362,841)

SHORT-TERM SECURITIES

Commerical Paper
Abbott Laboratories,
2.17%, 7-23-08	3,000		2,996,022
BP Capital Markets p.l.c.,
2.6%, 7-1-08	3,970		3,970,000
Colgate-Palmolive Company,
2.15%, 7-30-08	5,000		4,991,340
PACCAR Financial Corp.,
2.15%, 7-2-08	5,000		4,999,701
Siemens Capital Corp.,
2.17%, 7-9-08	5,000		4,997,589

TOTAL SHORT-TERM SECURITIES - 7.87%			$21,954,652

(Cost: $21,954,652)

TOTAL INVESTMENT SECURITIES - 100.00%			$279,040,464

(Cost: $313,569,649)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of June 30, 2008:

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$ ---	$(61,202,416)
Level 2 - Other Significant Observable Inputs	275,115,825	---
Level 3 - Significant Unobservable Inputs	3,924,639	---
Total	$279,040,464	$(61,202,416)

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments	Other Financial Instruments+
Beginning balance 4/1/08	$3,765,013	$---
Net realized gain (loss)	730	---
Net change in unrealized appreciation (depreciation)++	(106,751)	---
Net purchases (sales)	(96,423)	---
Transfers in and/or out of Level 3	362,070	---
Ending Balance 6/30/08	$3,924,639	$---
Net change in unrealized appreciation (depreciation) from investments still held as of 6/30/08	$(157,806)	$---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument

++Net change in unrealized appreciation (depreciation) includes $133.34 from change in accrued amortization.

*Not shown due to rounding.

(A)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2008.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At June 30, 2008, the total value of these securities amounted to $25,517,263 or 9.14% of total investments.

(C)Amount shown in Principal column represents notional amount for computation of interest.

(D)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At June 30, 2008, the total value of these securities amounted to $11,468,811 or 4.11% of total investments.

(E)Securities serve as collateral for the following open futures contracts at June 30, 2008.

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Appreciation

United States 5 Year Treasury Note	Short	9-30-08	(229)	$(25,317,024)	$31,230
United States 10 Year Treasury Note	Short	9-19-08	(315)	(35,885,392)	244,517

				$(61,202,416)	$275,747

The Investments of Ivy Pacific Opportunities Fund
June 30, 2008
COMMON STOCKS	Shares	Value

Cayman Islands - 1.99%
Agria Corporation, ADR*	25,000	$107,000
CNinsure Inc., ADR*	86,931	1,272,670
China Nepstar Chain Drugstore Ltd., ADR	100,000	866,000
KWG Property Holding Limited (A)*	7,001,500	5,028,491
VisionChina Media Inc., ADR*	200,000	3,169,000
		10,443,161
China - 30.98%
Agile Property Holdings Limited (A)	8,798,000	7,672,756
CNPC (Hong Kong) Limited (A)	12,310,000	5,809,843
COSCO Pacific Limited (A)	3,000,000	4,917,118
Ctrip.com International, Ltd.	170,000	7,783,450
China BlueChemical Ltd., H Shares (A)	8,982,000	6,220,501
China Merchants Bank Co., Limited, H Shares (A)(B)	2,000,000	6,284,267
China Oilfield Services Limited (A)	5,424,000	9,738,818
China Petroleum & Chemical Corporation, ADR	100,000	9,289,000
China Railway Construction Corporation Limited, H Shares (A)*	3,000,000	4,232,261
China Railway Construction Corporation Limited, H Shares (A)(B)*	3,000,000	4,232,261
China Resources Power Holdings Company Limited (A)	3,182,000	7,753,759
China Shenhua Energy Company Limited, H Shares (A)	1,546,000	6,067,216
China Shenhua Energy Company Limited, H Shares (A)(B)	1,200,000	4,709,353
China Yurun Food Group Limited (A)	4,901,000	8,058,074
ChinaEdu Corporation, ADR*	350,000	1,669,500
Enerchina Holdings Limited (A)*	56,718,000	1,760,333
Heng Tai Consumables Group Limited (A)*	21,375,000	2,741,351
Honghua Group Limited (A)(B)*	4,000,000	1,718,555
PetroChina Company Limited, H Shares (A)	6,470,000	8,380,775
Ping An Insurance (Group) Company of China, Ltd., H Shares (A)	1,243,500	9,249,800
REXCAPITAL Financial Holdings Limited (A)*	52,975,000	5,299,368
SINA Corporation*	163,440	6,942,114
Shimao Property Holdings Limited (A)	5,502,500	6,315,993
Simcere Pharmaceutical Group, ADR*	543,506	6,848,176
Tencent Holdings Limited (A)	1,600,000	12,373,593
Wah Sang Gas Holdings Limited (A)(C)*	736,000	---	**
Yingli Green Energy Holding Company Limited, ADR*	276,600	4,403,472
Zhuzhou CSR Times Electric Co., Ltd., H Shares (A)	2,843,000	2,359,064
		162,830,771
Hong Kong - 7.94%
Bank of East Asia, Limited (The) (A)	1,178,600	6,401,451
Beijing Enterprises Holdings Limited (A)	1,538,000	5,029,850
Cheung Kong (Holdings) Limited (A)	443,000	5,971,246
Hang Lung Properties Limited (A)	1,651,000	5,293,533
Lee & Man Paper Manufacturing Limited (A)	2,194,000	3,264,023
Melco International Development Limited (A)	5,000,000	4,809,388
Pan Asia Environmental Protection Group Limited (A)(D)	13,372,000	4,784,748
Pou Sheng International (Holdings) Limited (A)(B)*	20,000,000	6,156,017
		41,710,256
India - 9.36%
Bharat Heavy Electricals Limited (A)	340,670	10,922,423
Bharti Airtel Limited (A)*	435,520	7,300,844
CESC Limited (A)(B)	450,000	4,114,585
Jaiprakash Associates Limited (A)	983,890	3,295,260
Nagarjuna Construction Company Limited (A)	1,435,470	4,474,062
Reliance Industries Limited (A)	168,940	8,226,720
TATA POWER COMPANY LIMITED (THE) (A)	419,150	10,297,305
United Breweries (Holdings) Limited (A)(D)*	79,400	587,126
		49,218,325
Indonesia - 3.41%
PT Astra International Tbk (A)	2,866,000	5,983,785
PT Bank Rakyat Indonesia (A)	9,512,500	5,261,795
PT. Indika Inti Energi (A)(B)*	6,000,000	2,131,236
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk	141,520	4,564,020
		17,940,836
Malaysia - 4.05%
Bumiputra-Commerce Holdings Berhad (A)	1,356,000	3,319,969
Gamuda Berhad (A)	6,354,500	4,550,736
Genting Berhad (A)	2,067,900	3,544,067
IOI Corporation Berhad (A)	50	114
LION DIVERSIFIED HOLDINGS BERHAD (A)	1,946,300	750,524
PARKSON HOLDINGS BERHAD (A)*	2,530,190	3,910,470
Sime Darby Berhad (A)	1,848,000	5,231,523
		21,307,403
Singapore - 9.66%
Cambridge Industrial Trust (A)(B)	9,500,000	4,678,255
DBS Group Holdings Ltd (A)	626,000	8,677,638
Keppel Corporation Limited (A)	1,876,080	15,361,090
Keppel Land Limited (A)	1,742,000	6,350,608
SembCorp Industries Ltd (A)	1,424,000	4,354,004
Singapore Telecommunications Limited (A)	2,139,350	5,692,144
United Overseas Bank Limited (A)	414,000	5,665,856
		50,779,595
South Korea - 16.62%
Daegu Bank, Ltd. (A)	443,300	5,890,608
Daelim Industrial Co., Ltd. (A)	112,700	11,528,034
ForHuman Co., Ltd. (A)*	200,603	2,866,987
Hyundai Department Store Co., Ltd. (A)	96,340	7,800,772
Hyundai Development Company - Engineering & Construction (A)	107,060	5,424,387
KCC Corporation (A)	11,340	4,721,161
Korea Investment Holdings Co., Ltd. (A)	97,780	3,911,948
Kyeryong Construction Industrial Co. Ltd (A)	102,500	2,939,630
LG Chem, Ltd. (A)	85,000	8,125,807
Lotte Shopping Co., Ltd. (A)	17,000	5,062,378
POSCO (A)	22,180	11,534,745
SK Corporation (A)	65,000	8,015,869
Samsung C&T Corporation (A)	78,120	4,226,941
Woori Finance Holdings Co., Ltd. (A)	332,680	5,295,275
		87,344,542
Taiwan - 7.73%
Cathay Financial Holding Co., Ltd. (A)	4,393,662	9,553,642
Fubon Financial Holding Co., Ltd. (A)	5,573,000	5,691,793
Hon Hai Precision Ind. Co., Ltd. (A)	1,954,200	9,625,174
InnoLux Display Corporation, GDR (A)(B)*	700,000	2,513,770
MediaTek Incorporation (A)	700	8,072
TSRC Corporation (A)	3,195,000	4,973,602
Taiwan Semiconductor Manufacturing Company Ltd. (A)	3,862,004	8,270,361
		40,636,414

Thailand - 1.05%
Advanced Info Service Public Company Limited (A)	961,500	2,660,049
PTT Public Company Limited (A)	315,000	2,845,222
		5,505,271

TOTAL COMMON STOCKS - 92.79%		$487,716,574

(Cost: $495,126,004)

INVESTMENT FUNDS

United States - 2.15%
iShares MSCI Taiwan Index Fund	800,000	11,304,000

Vietnam - 0.42%
Vietnam Azalea Fund Limited (E)(F)*	500,000	2,175,000

TOTAL INVESTMENT FUNDS - 2.57%		$13,479,000

(Cost: $15,992,480)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Avon Capital Corp. (Avon Products, Inc.),
2.14%, 7-11-08	$5,000	4,997,028
E.I. du Pont de Nemours and Company,
2.17%, 7-17-08	10,000	9,990,355
United Parcel Service, Inc.,
2.03%, 7-1-08	5,904	5,904,000

Total Commercial Paper - 3.97%		20,891,383

Commercial Paper (backed by irrevocable bank letter of credit) - 0.67%
ED&F Man Treasury Management PLC (Societe Generale N.A.),
2.58%, 7-1-08	3,508	3,508,000

TOTAL SHORT-TERM SECURITIES - 4.64%		$24,399,383

(Cost: $24,399,383)

TOTAL INVESTMENT SECURITIES - 100.00%		$525,594,957

(Cost: $535,517,867)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of June 30, 2008:

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$499,020,574	$---
Level 2 - Other Significant Observable Inputs	24,399,383	---
Level 3 - Significant Unobservable Inputs	2,175,000	---
Total	$525,594,957	$---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments	Other Financial Instruments+
Beginning balance 4/1/08	$1,986,500	$---
Net realized gain (loss)	---	---
Net change in unrealized appreciation (depreciation)++	(561,500)	---
Net purchases (sales)	750,000	---
Transfers in and/or out of Level 3	---	---
Ending Balance 6/30/08	$2,175,000	$---
Net change in unrealized appreciation from investments still held as of 6/30/08	$(561,500)	$---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

*No dividends were paid during the preceding 12 months.

**Not shown due to rounding.

(A)Listed on an exchange outside the United States.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. At June 30, 2008, the total value of these securities amounted to $36,538,299 or 6.95% of total investments.

(C)Security valued in good faith by the Valuation Committee subject to the supervision of the Board of Trustees.

(D)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Trustees. At June 30, 2008, the total value of these securities amounted to $5,371,874 or 1.02% of total investments.

(E)Deemed to be an affiliate due to the Fund owning at least five percent of the voting securities. The Fund and other mutual funds managed by its investment manager, Ivy Investment Management Company, and other related parties together own 30% of the outstanding shares of this security.

(F)Restricted security. At June 30, 2008, the following restricted security was owned:

Security	Acquisition Date	Shares	Cost	Market Value

Vietnam Azalea Fund Limited	6-14-07	500,000	$2,900,000	$2,175,000

The total market value of the restricted security represent approximately 0.41% of total investments at June 30, 2008.

The Investments of Ivy Real Estate Securities Fund
June 30, 2008
COMMON STOCKS	Shares	Value

Business Equipment and Services - 1.48%
Brookfield Properties Corporation	341,100	$6,068,169

Coal - 0.36%
Sun Healthcare Group, Inc.*	110,400	1,479,912

Hotels and Gaming - 1.06%
Gaylord Entertainment Company*	65,300	1,564,588
Marriott International, Inc., Class A	105,400	2,765,696
		4,330,284
Multiple Industry - 0.52%
DuPont Fabros Technology, Inc.	113,700	2,119,368

Real Estate Investment Trust - 90.64%
AMB Property Corporation	160,900	8,106,142
Acadia Realty Trust	141,600	3,278,040
Alexandria Real Estate Equities, Inc.	73,700	7,173,958
American Campus Communities, Inc.	118,213	3,291,050
Apartment Investment and Management Company, Class A	115,417	3,931,103
AvalonBay Communities, Inc.	117,100	10,440,636
BRE Properties, Inc., Class A	113,100	4,894,968
BioMed Realty Trust, Inc.	148,712	3,647,905
Boston Properties, Inc.	189,200	17,069,624
Camden Property Trust	55,000	2,434,300
Corporate Office Properties Trust	207,287	7,116,163
Cousins Properties Incorporated	78,000	1,801,800
Developers Diversified Realty Corporation	205,400	7,129,434
Digital Realty Trust, Inc.	225,100	9,208,841
Douglas Emmett, Inc.	315,397	6,929,272
Duke Realty Corporation	119,800	2,689,510
EastGroup Properties, Inc.	57,500	2,466,750
Entertainment Properties Trust	20,800	1,028,352
Equity Residential	293,000	11,213,110
Essex Property Trust, Inc.	106,800	11,374,200
Extra Space Storage Inc.	95,000	1,459,200
Federal Realty Investment Trust	106,500	7,348,500
General Growth Properties, Inc.	314,432	11,014,553
Gramercy Capital Corp.	88,700	1,028,033
Health Care Property Investors, Inc.	295,700	9,406,217
Health Care REIT, Inc.	112,100	4,988,450
Healthcare Realty Trust Incorporated	100,200	2,381,754
Hersha Hospitality Trust	300,500	2,268,775
Host Hotels & Resorts, Inc.	605,547	8,265,716
iStar Financial Inc.	77,100	1,018,491
Kilroy Realty Corporation	142,460	6,699,894
Kimco Realty Corporation	363,300	12,541,116
LaSalle Hotel Properties	114,000	2,864,820
Liberty Property Trust	90,400	2,996,760
Macerich Company (The)	173,000	10,748,490
Maguire Properties, Inc.	82,700	1,006,459
Mid-America Apartment Communities, Inc.	61,700	3,149,168
National Retail Properties, Inc.	146,700	3,066,030
Nationwide Health Properties, Inc.	166,400	5,239,936
PS Business Parks, Inc.	92,300	4,762,680
ProLogis	509,265	27,678,553
Public Storage, Inc.	213,700	17,264,823
Regency Centers Corporation	131,700	7,786,104
SL Green Realty Corp.	100,500	8,313,360
Saul Centers, Inc.	59,400	2,791,206
Simon Property Group, Inc.	372,316	33,467,485
Tanger Factory Outlet Centers, Inc.	85,900	3,086,387
Taubman Centers, Inc.	125,900	6,125,035
UDR, Inc.	125,400	2,806,452
Ventas, Inc.	215,595	9,177,879
Vornado Realty Trust	230,900	20,319,200
Washington Real Estate Investment Trust	149,300	4,486,465
		370,783,149
Utilities -- Telephone - 0.23%
American Tower Corporation, Class A*	22,100	933,725

TOTAL COMMON STOCKS - 94.29%		$385,714,607

(Cost: $355,711,571)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Abbott Laboratories,
2.17%, 7-23-08	$5,000	4,993,370
Bemis Company, Inc.,
2.4%, 7-14-08	2,000	1,998,267
PACCAR Financial Corp.,
2.395%, 7-2-08	3,000	2,999,800
PepsiCo, Inc.,
2.19%, 7-2-08	4,000	3,999,757
United Technologies Corporation,
2.35%, 7-1-08	1,368	1,368,000
Wal-Mart Stores, Inc.,
2.16%, 7-14-08	6,000	5,995,320
Wisconsin Electric Power Co.,
2.3%, 7-22-08	1,995	1,992,323

TOTAL SHORT-TERM SECURITIES - 5.71%		$23,346,837

(Cost: $23,346,837)

TOTAL INVESTMENT SECURITIES - 100.00%		$409,061,444

(Cost: $379,058,408)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of June 30, 2008:

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$385,714,607	$---
Level 2 - Other Significant Observable Inputs	23,346,837	---
Level 3 - Significant Unobservable Inputs	---	---
Total	$409,061,444	$---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

*No dividends were paid during the preceding 12 months.

The Investments of Ivy Small Cap Value Fund
June 30, 2008
COMMON STOCKS	Shares	Value

Aircraft - 1.83%
Orbital Sciences Corporation*	102,700	$2,419,612

Banks - 8.71%
First Financial Bankshares, Inc.	30,300	1,390,012
First Midwest Bancorp, Inc.	71,400	1,331,967
First Niagara Financial Group, Inc.	155,700	2,003,859
KBW, Inc.*	66,000	1,358,280
Sterling Bancshares, Inc.	185,549	1,687,568
Texas Capital Bancshares, Inc.*	113,700	1,819,769
United Bankshares, Inc.	54,489	1,251,067
Wintrust Financial Corporation	27,249	650,434
		11,492,956
Business Equipment and Services - 10.10%
Brink's Company (The)	50,800	3,323,336
Casella Waste Systems, Inc., Class A*	81,400	993,080
GEO Group, Inc. (The)*	75,300	1,694,250
ITT Educational Services, Inc.*	19,700	1,627,811
SkillSoft Public Limited Company, ADR*	138,834	1,258,530
Waste Connections, Inc.*	51,050	1,630,027
Watson Wyatt & Company Holdings, Inc., Class A	52,900	2,797,881
		13,324,915
Capital Equipment - 5.15%
Actuant Corporation, Class A	49,800	1,561,230
Chart Industries, Inc.*	37,200	1,812,570
Lufkin Industries, Inc.	18,200	1,516,515
Warnaco Group, Inc. (The)*	43,000	1,897,805
		6,788,120
Chemicals -- Specialty - 1.62%
Terra Industries Inc.	43,300	2,136,855

Communications Equipment - 0.76%
Polycom, Inc.*	40,900	997,347

Computers -- Peripherals - 2.88%
Lawson Software, Inc.*	137,100	996,031
Sybase, Inc.*	95,477	2,808,933
		3,804,964
Construction Materials - 1.98%
Texas Industries, Inc.	46,500	2,610,045

Containers - 3.60%
Pactiv Corporation*	97,500	2,069,925
Silgan Holdings Inc.	52,851	2,682,717
		4,752,642
Defense - 0.97%
Teledyne Technologies Incorporated*	26,300	1,283,177

Electronic Components - 1.02%
PMC-Sierra, Inc.*	177,400	1,347,353

Electronic Instruments - 1.31%
WMS Industries Inc.*	58,100	1,729,637

Food and Related - 1.71%
Sensient Technologies Corporation	79,900	2,249,984

Forest and Paper Products - 0.65%
Verso Paper Holdings LLC*	100,800	852,768

Gold and Precious Metals - 1.09%
Jaguar Mining Inc.*	28,100	271,165
Randgold Resources Limited, ADR	25,200	1,162,602
		1,433,767
Health Care -- General - 2.77%
Amedisys, Inc.*	45,166	2,279,076
Cooper Companies, Inc. (The)	37,000	1,374,550
		3,653,626
Hospital Supply and Management - 4.58%
AmSurg Corp.*	58,689	1,429,371
Kindred Healthcare, Inc.*	97,344	2,799,613
Magellan Health Services, Inc.*	49,040	1,816,687
		6,045,671

Hotels and Gaming - 5.36%
Orient-Express Hotels Ltd.	37,700	1,637,688
Pinnacle Entertainment, Inc.*	151,100	1,585,039
Scientific Games Corporation, Class A*	58,449	1,730,090
Vail Resorts, Inc.*	49,387	2,115,245
		7,068,062

Insurance -- Property and Casualty - 3.20%
Endurance Specialty Holdings Ltd.	25,161	774,707
IPC Holdings, Ltd.	74,249	1,972,425
Navigators Group, Inc. (The)*	8,060	435,724
Platinum Underwriters Holdings, Ltd.	31,991	1,043,227
		4,226,083
Leisure Time Industry - 0.92%
LeapFrog Enterprises, Inc.*	145,210	1,208,147

Motor Vehicle Parts - 2.30%
LKQ Corporation*	167,900	3,036,472

Multiple Industry - 2.99%
Duff & Phelps Corporation, Class A*	40,400	669,024
General Moly, Inc.*	138,400	1,089,208
Innophos Holdings, Inc.	14,100	450,847
Pzena Investment Management, Inc., Class A	81,600	1,041,216
Seabridge Gold Inc.*	31,300	688,600
		3,938,895
Petroleum -- International - 1.15%
Swift Energy Company*	22,900	1,512,774

Petroleum -- Services - 3.72%
Grey Wolf, Inc.*	214,600	1,937,838
North American Energy Partners Inc.*	62,600	1,357,168
Oil States International, Inc.*	25,500	1,617,720
		4,912,726
Real Estate Investment Trust - 0.51%
American Campus Communities, Inc.	24,000	668,160

Restaurants - 1.33%
Jack in the Box Inc.*	78,200	1,752,462

Retail -- Food Stores - 3.57%
Casey's General Stores, Inc.	43,700	1,012,966
Ruddick Corporation	107,600	3,691,756
		4,704,722
Retail -- General Merchandise - 2.23%
BJ's Wholesale Club, Inc.*	75,900	2,937,330

Security and Commodity Brokers - 0.84%
Piper Jaffray Companies*	37,936	1,112,663

Timesharing and Software - 1.92%
Forrester Research, Inc.*	40,600	1,254,337
tw telecom inc.*	79,500	1,273,590
		2,527,927
Trucking and Shipping - 1.78%
Kirby Corporation*	32,500	1,560,000
Marten Transport, Ltd.*	19,800	317,295
Werner Enterprises, Inc.	25,300	470,327
		2,347,622
Utilities -- Electric - 3.54%
Cleco Corporation	60,700	1,416,131
ITC Holdings Corp.	35,700	1,824,627
UIL Holdings Corporation	48,700	1,432,267
		4,673,025
Utilities -- Gas and Pipeline - 1.06%
Southwest Gas Corporation	46,958	1,396,061

TOTAL COMMON STOCKS - 87.15%		$114,946,570

(Cost: $111,311,252)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
BP Capital Markets p.l.c.,
2.6%, 7-1-08	$4,000	4,000,000
PepsiCo, Inc.,
2.19%, 7-2-08	3,600	3,599,781
United Technologies Corporation,
2.35%, 7-1-08	4,348	4,348,000
Wisconsin Electric Power Co.,
2.3%, 7-22-08	5,000	4,993,292

TOTAL SHORT-TERM SECURITIES - 12.85%		$16,941,073

(Cost: $16,941,073)

TOTAL INVESTMENT SECURITIES - 100.00%		$131,887,643

(Cost: $128,252,325)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of June 30, 2008:

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$114,946,570	$---
Level 2 - Other Significant Observable Inputs	16,941,073	---
Level 3 - Significant Unobservable Inputs	---	---
Total	$131,887,643	$---

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

*No dividends were paid during the preceding 12 months.

The Investments of Ivy Value Fund
June 30, 2008
COMMON STOCKS	Shares	Value

Aircraft - 5.02%
Lockheed Martin Corporation	8,100	$799,146
Raytheon Company	39,800	2,239,944
		3,039,090
Banks - 4.16%
Bank of America Corporation	66,856	1,595,853
SunTrust Banks, Inc. (A)	4,900	177,478
Synovus Financial Corp.	34,500	301,185
Zions Bancorporation	14,200	448,010
		2,522,526
Beverages - 0.47%
Molson Coors Brewing Company, Class B (A)	5,200	282,516

Business Equipment and Services - 2.02%
Office Depot, Inc.	26,200	286,628
Waste Management, Inc.	24,800	935,208
		1,221,836
Capital Equipment - 2.76%
Chicago Bridge & Iron Company N.V., NY Shares	9,500	378,290
Illinois Tool Works Inc.	27,280	1,296,073
		1,674,363
Communications Equipment - 1.96%
Nokia Corporation, Series A, ADR	48,500	1,188,250

Computers -- Main and Mini - 7.21%
Hewlett-Packard Company	46,000	2,033,660
International Business Machines Corporation	12,800	1,517,184
Xerox Corporation	60,400	819,024
		4,369,868
Containers - 1.05%
Pactiv Corporation*	30,100	639,023

Finance Companies - 3.78%
Blackstone Group L.P. (The)	17,100	311,391
Capital One Financial Corporation	32,100	1,220,121
Discover Financial Services	18,550	244,304
Fannie Mae	26,500	517,015
		2,292,831
Food and Related - 3.54%
General Mills, Inc.	18,300	1,112,091
Kraft Foods Inc.	36,221	1,030,487
		2,142,578
Health Care -- Drugs - 5.41%
Endo Pharmaceuticals Holdings Inc.*	26,400	638,880
McKesson Corporation	47,200	2,638,952
		3,277,832
Health Care -- General - 2.74%
AmerisourceBergen Corporation	41,500	1,659,585

Hospital Supply and Management - 1.17%
Coventry Health Care, Inc.*	23,300	708,786

Insurance -- Property and Casualty - 7.18%
Aetna Inc.	15,400	624,162
Allstate Corporation (The) (A)	19,400	884,446
Everest Re Group, Ltd. (A)	7,600	605,796
Travelers Companies, Inc. (The)	41,452	1,799,017
XL Capital Ltd, Class A	21,300	437,928
		4,351,349
Metal Fabrication - 2.02%
Lorillard, Inc.	17,700	1,224,132

Mining - 1.43%
Freeport-McMoRan Copper & Gold Inc., Class B	7,400	867,206

Multiple Industry - 1.32%
Altria Group, Inc.	39,000	801,840

Petroleum -- International - 19.10%
Apache Corporation	8,200	1,139,800
Chevron Corporation	32,100	3,182,073
ConocoPhillips	20,000	1,887,800
Devon Energy Corporation	11,800	1,417,888
Exxon Mobil Corporation	21,006	1,851,259
Marathon Oil Corporation	24,100	1,250,067
Occidental Petroleum Corporation	9,400	844,684
		11,573,571
Railroad - 2.95%
Union Pacific Corporation (A)	23,700	1,789,350

Real Estate Investment Trust - 1.18%
Annaly Capital Management, Inc.	46,200	716,562

Retail -- General Merchandise - 1.62%
Macy's Inc. (A)	50,600	982,652

Retail -- Specialty Stores - 0.29%
Home Depot, Inc. (The)	7,600	177,992

Security and Commodity Brokers - 2.77%
J.P. Morgan Chase & Co.	34,402	1,180,332
Morgan Stanley	13,900	501,373
		1,681,705
Steel - 1.59%
Nucor Corporation (A)	12,900	963,243

Tobacco - 2.80%
Philip Morris International Inc.*	34,300	1,694,077

Utilities -- Electric - 6.68%
Mirant Corporation*	67,400	2,638,710
NRG Energy, Inc.*	32,800	1,407,120
		4,045,830
Utilities -- Telephone - 4.21%
Sprint Nextel Corporation	20,700	196,650
Verizon Communications Inc.	66,500	2,354,100
		2,550,750

TOTAL COMMON STOCKS - 96.43%		$58,439,343

(Cost: $53,672,905)

SHORT-TERM SECURITIES - 3.57%	Principal Amount in Thousands

Finance Companies
BP Capital Markets p.l.c.,
2.6%, 7-1-08	$2,165	$2,165,000
(Cost: $2,165,000)

TOTAL INVESTMENT SECURITIES - 100.00%		$60,604,343

(Cost: $55,837,905)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

The Fund has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No.157, Fair Value Measurements (FAS 157). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an asset or paying to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above FAS 157 fair value hierarchy levels as of June 30, 2008:

	Investments	Other Financial Instruments+
Level 1 - Quoted Prices	$58,439,343	$(118,469)
Level 2 - Other Significant Observable Inputs	2,165,000	---
Level 3 - Significant Unobservable Inputs	---	(34,563)
Total	$60,604,343	$(153,032)

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments	Other Financial Instruments+
Beginning balance 4/1/08	$---	$ ---
Net realized gain (loss)	---	---
Net change in unrealized appreciation (depreciation)	---	(30,682)
Net purchases (sales)	---	(3,881)
Transfers in and/or out of Level 3	---	---
Ending Balance 6/30/08	$---	$(34,563)

+Other financial instruments are derivative instruments not reflected in the schedule of investments, such as options, futures, forward currency contracts and swap contracts, which are valued at the unrealized appreciation or depreciation on the instrument.

*No dividends were paid during the preceding 12 months.

(A)Securities serve as cover for the following written options outstanding at June 30, 2008:

Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

Nucor Corporation	122	July/95	$13,093	$1,220
Union Pacific Corporation	237	July/80	21,448	17,775

			$34,541	$18,995

Underlying Security	Contracts Subject to Put	Expiration Month/ Exercise Price	Premium Received	Market Value

Allstate Corporation (The)	69	January/40	$6,244	$11,592
Allstate Corporation (The)	69	January/45	13,153	26,220
Allstate Corporation (The)	70	July/42.5	4,468	2,100
Allstate Corporation (The)	69	October/40	2,691	6,900
Allstate Corporation (The)	69	October/45	7,728	18,285
Everest Re Group, Ltd.	37	July/80	3,662	7,252
Macy's Inc.	119	August/17.5	6,307	10,115
Molson Coors Brewing Company, Class B	28	August/50	2,044	2,730
Molson Coors Brewing Company, Class B	28	Jaunuay/50	7,336	7,980
Molson Coors Brewing Company, Class B	28	October/50	4,676	6,300
SunTrust Banks, Inc.	51	July/42.5	3,881	34,563

			$62,190	$134,037

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Funds
(Registrant)

By	/s/Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: August 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: August 26, 2008

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: August 26, 2008